AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 90.2%
Affiliated Mutual Funds — 22.9%
Domestic Equity — 12.6%
AST Large-Cap Growth Portfolio*	8,462,401	$923,247,917
AST Large-Cap Value Portfolio*	5,833,319	341,307,516
AST Small-Cap Equity Portfolio*	2,825,585	237,829,466
PGIM Jennison Natural Resources Fund	18,744	1,281,508
		1,503,666,407
Fixed Income — 10.3%
AST PGIM Fixed Income Central Portfolio*	98,392,893	1,161,036,132
PSF PGIM High Yield Bond Portfolio*	7,587,211	58,573,269
		1,219,609,401
International Equity — 0.0%
PGIM Global Real Estate Fund	32,695	688,551
PGIM Jennison Emerging Markets Equity Opportunities Fund	125,113	2,551,062
		3,239,613

Total Affiliated Mutual Funds (cost $2,084,593,642)(wa)		2,726,515,421
Common Stocks — 43.9%
Aerospace & Defense — 1.4%
Airbus SE (France)	58,969	13,770,794
ATI, Inc.*(a)	31,900	2,594,746
BAE Systems PLC (United Kingdom)	104,352	2,904,787
Boeing Co. (The)*	47,658	10,286,026
Curtiss-Wright Corp.	8,560	4,647,567
Elbit Systems Ltd. (Israel)	3,250	1,653,418
Embraer SA (Brazil), ADR	56,465	3,413,309
General Dynamics Corp.	49,674	16,938,834
General Electric Co.	96,341	28,981,300
Howmet Aerospace, Inc.	46,777	9,179,051
L3Harris Technologies, Inc.	16,200	4,947,642
Leonardo SpA (Italy)	14,419	922,624
Lockheed Martin Corp.	8,900	4,442,969
MTU Aero Engines AG (Germany)	1,536	708,614
Northrop Grumman Corp.	21,003	12,797,548
Rheinmetall AG (Germany)	4,358	10,194,109
Rolls-Royce Holdings PLC (United Kingdom)	625,544	10,055,158
RTX Corp.	53,437	8,941,613
Saab AB (Sweden) (Class B Stock)	29,687	1,824,036
Safran SA (France)	33,784	11,988,896
Singapore Technologies Engineering Ltd. (Singapore)	346,900	2,316,436
Thales SA (France)	8,604	2,719,847
Woodward, Inc.	3,807	962,067
		167,191,391
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	6,785	898,334
Deutsche Post AG (Germany)	72,602	3,244,391
FedEx Corp.	35,700	8,418,417
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
United Parcel Service, Inc. (Class B Stock)(a)	53,300	$4,452,149
		17,013,291
Automobile Components — 0.1%
Aisin Corp. (Japan)	59,100	1,020,666
Aptiv PLC (United Kingdom)*(a)	32,300	2,784,906
Aumovio SE (Germany)*	5,705	235,232
Bridgestone Corp. (Japan)	94,400	4,362,995
Cie Generale des Etablissements Michelin SCA (France)	75,095	2,704,451
Continental AG (Germany)	11,411	754,906
Gentex Corp.	52,500	1,485,750
Sumitomo Electric Industries Ltd. (Japan)	66,700	1,897,885
		15,246,791
Automobiles — 0.9%
Bayerische Motoren Werke AG (Germany)	21,394	2,156,245
BYD Co. Ltd. (China) (Class H Stock)	95,063	1,343,685
Ferrari NV (Italy)	6,559	3,179,284
Ford Motor Co.	485,400	5,805,384
General Motors Co.	215,369	13,131,048
Honda Motor Co. Ltd. (Japan)(a)	404,500	4,174,168
Mahindra & Mahindra Ltd. (India)	11,592	447,389
Mercedes-Benz Group AG (Germany)	83,125	5,239,369
Stellantis NV	88,749	823,729
Subaru Corp. (Japan)	41,300	841,665
Suzuki Motor Corp. (Japan)	140,500	2,045,523
Tesla, Inc.*	140,470	62,469,819
Toyota Motor Corp. (Japan)	406,400	7,805,508
Yamaha Motor Co. Ltd. (Japan)	78,000	584,007
		110,046,823
Banks — 3.1%
ABN AMRO Bank NV (Netherlands), 144A, CVA	74,172	2,379,405
AIB Group PLC (Ireland)	639,669	5,831,698
ANZ Group Holdings Ltd. (Australia)	194,270	4,265,887
Banco Bilbao Vizcaya Argentaria SA (Spain)	331,157	6,381,274
Banco Santander SA (Spain)	670,819	7,039,788
Bank Hapoalim BM (Israel)	87,417	1,776,942
Bank Leumi Le-Israel BM (Israel)	21,744	428,413
Bank of America Corp.	507,558	26,184,917
Bankinter SA (Spain)	19,176	303,140
Barclays PLC (United Kingdom)	1,988,908	10,233,578
BNP Paribas SA (France)	124,869	11,420,868
BOC Hong Kong Holdings Ltd. (China)	483,500	2,265,088
CaixaBank SA (Spain)	724,652	7,653,713
Citigroup, Inc.	79,460	8,065,190
Columbia Banking System, Inc.	32,400	833,976
Commerzbank AG (Germany)	18,789	711,389
Commonwealth Bank of Australia (Australia)	56,764	6,268,652
Credit Agricole SA (France)	80,222	1,580,861
A1

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Danske Bank A/S (Denmark)	28,529	$1,218,604
DBS Group Holdings Ltd. (Singapore)	153,180	6,074,783
East West Bancorp, Inc.	21,709	2,310,923
Erste Group Bank AG (Austria)	8,017	788,092
First Horizon Corp.	213,200	4,820,452
HSBC Holdings PLC (United Kingdom)	1,293,698	18,258,115
ING Groep NV (Netherlands)	461,390	12,095,688
Intesa Sanpaolo SpA (Italy)	918,696	6,081,011
Japan Post Bank Co. Ltd. (Japan)	121,100	1,482,860
JPMorgan Chase & Co.	171,492	54,093,722
KBC Group NV (Belgium)	9,914	1,188,083
Lloyds Banking Group PLC (United Kingdom)	3,224,926	3,649,279
M&T Bank Corp.	25,408	5,021,129
Mitsubishi UFJ Financial Group, Inc. (Japan)	860,600	13,882,664
Mizuho Financial Group, Inc. (Japan)	98,800	3,321,249
National Australia Bank Ltd. (Australia)	140,241	4,091,080
NatWest Group PLC (United Kingdom)	766,750	5,415,826
Nordea Bank Abp (Finland)	216,377	3,562,384
NU Holdings Ltd. (Brazil) (Class A Stock)*	82,161	1,315,398
Oversea-Chinese Banking Corp. Ltd. (Singapore)	77,800	991,920
PNC Financial Services Group, Inc. (The)	107,091	21,517,795
Regions Financial Corp.	306,000	8,069,220
Resona Holdings, Inc. (Japan)	328,100	3,345,733
Sberbank of Russia PJSC (Russia)*^	306,596	—
Shizuoka Financial Group, Inc. (Japan)	49,400	675,754
Societe Generale SA (France)	64,853	4,317,674
Standard Chartered PLC (United Kingdom)	122,424	2,375,952
Sumitomo Mitsui Financial Group, Inc. (Japan)	283,100	7,964,417
Svenska Handelsbanken AB (Sweden) (Class A Stock)	150,832	1,968,001
Swedbank AB (Sweden) (Class A Stock)	103,972	3,138,468
Truist Financial Corp.	130,219	5,953,613
U.S. Bancorp	56,061	2,709,428
UniCredit SpA (Italy)	84,337	6,417,633
Wells Fargo & Co.	440,295	36,905,527
Westpac Banking Corp. (Australia)	138,562	3,570,029
Wintrust Financial Corp.	10,798	1,430,087
		363,647,372
Beverages — 0.4%
Anheuser-Busch InBev SA/NV (Belgium)	56,883	3,400,277
Asahi Group Holdings Ltd. (Japan)	177,000	2,122,041
Carlsberg A/S (Denmark) (Class B Stock)	2,869	333,946
Celsius Holdings, Inc.*	143,500	8,249,815
Coca-Cola Co. (The)	109,063	7,233,058
Coca-Cola Europacific Partners PLC (United Kingdom)	31,866	2,881,005
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Coca-Cola HBC AG (Italy)*	34,944	$1,648,610
Diageo PLC (United Kingdom)	102,322	2,448,329
Keurig Dr. Pepper, Inc.	142,700	3,640,277
Kirin Holdings Co. Ltd. (Japan)	83,300	1,220,439
Monster Beverage Corp.*	53,100	3,574,161
PepsiCo, Inc.	32,111	4,509,669
Suntory Beverage & Food Ltd. (Japan)	25,200	787,599
		42,049,226
Biotechnology — 0.7%
AbbVie, Inc.	130,766	30,277,560
Amgen, Inc.	41,825	11,803,015
Argenx SE (Netherlands)*	5,941	4,389,505
Argenx SE (Netherlands), ADR*	3,584	2,643,415
Biogen, Inc.*	36,400	5,098,912
CSL Ltd.	22,730	2,990,047
Exelixis, Inc.*	41,000	1,693,300
Genmab A/S (Denmark)*	683	210,738
Gilead Sciences, Inc.	129,400	14,363,400
Incyte Corp.*	39,200	3,324,552
Neurocrine Biosciences, Inc.*	8,400	1,179,192
Regeneron Pharmaceuticals, Inc.	5,322	2,992,401
Swedish Orphan Biovitrum AB (Sweden)*	42,480	1,298,539
Vertex Pharmaceuticals, Inc.*	16,727	6,550,962
		88,815,538
Broadline Retail — 1.3%
Alibaba Group Holding Ltd. (China), ADR(a)	10,199	1,822,867
Amazon.com, Inc.*	553,973	121,635,852
Coupang, Inc. (South Korea)*	50,400	1,622,880
eBay, Inc.	73,900	6,721,205
MercadoLibre, Inc. (Brazil)*	2,093	4,891,215
Next PLC (United Kingdom)	16,846	2,808,294
Ollie’s Bargain Outlet Holdings, Inc.*	6,800	873,120
Pan Pacific International Holdings Corp. (Japan)	286,000	1,883,008
Prosus NV (China)*	99,366	7,026,672
Sea Ltd. (Singapore), ADR*	52,269	9,342,038
Wesfarmers Ltd. (Australia)	6,622	402,838
		159,029,989
Building Products — 0.4%
Armstrong World Industries, Inc.	38,600	7,565,986
Assa Abloy AB (Sweden) (Class B Stock)	33,955	1,181,902
Belimo Holding AG (Switzerland)	525	552,146
Carrier Global Corp.(a)	132,620	7,917,414
Cie de Saint-Gobain SA (France)	35,851	3,884,512
Johnson Controls International PLC	67,786	7,453,071
Owens Corning	43,600	6,167,656
ROCKWOOL A/S (Denmark) (Class B Stock)	38,670	1,441,671
Trane Technologies PLC	18,969	8,004,159
		44,168,517

A2

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets — 1.7%
3i Group PLC (United Kingdom)	74,132	$4,086,377
Ameriprise Financial, Inc.	7,330	3,600,863
Amundi SA (France), 144A	40,291	3,202,110
Ares Management Corp. (Class A Stock)(a)	12,862	2,056,505
Banco BTG Pactual SA (Brazil), UTS	65,013	590,122
Bank of New York Mellon Corp. (The)	164,138	17,884,477
Blackrock, Inc.	1,534	1,788,445
Blackstone, Inc.	54,438	9,300,732
Charles Schwab Corp. (The)	170,232	16,252,049
CME Group, Inc.	6,179	1,669,504
Daiwa Securities Group, Inc. (Japan)	82,300	668,776
Deutsche Bank AG (Germany)	123,052	4,357,984
Euronext NV (Netherlands), 144A	9,115	1,364,620
Franklin Resources, Inc.(a)	98,900	2,287,557
Futu Holdings Ltd. (Hong Kong), ADR	9,761	1,697,536
Goldman Sachs Group, Inc. (The)	17,107	13,623,159
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	84,272	4,784,168
Houlihan Lokey, Inc.	16,742	3,437,467
Huatai Securities Co. Ltd. (China) (Class A Stock)	462,232	1,415,740
Intercontinental Exchange, Inc.	28,600	4,818,528
Invesco Ltd.	373,400	8,565,796
Janus Henderson Group PLC	96,000	4,272,960
Japan Exchange Group, Inc. (Japan)	100,300	1,120,048
Macquarie Group Ltd. (Australia)	2,983	432,983
MarketAxess Holdings, Inc.	5,200	906,100
Moody’s Corp.	2,200	1,048,256
Morgan Stanley	102,938	16,363,024
Morningstar, Inc.	5,000	1,160,050
Nasdaq, Inc.	102,000	9,021,900
Nomura Holdings, Inc. (Japan)	39,100	286,551
Northern Trust Corp.	68,800	9,260,480
Partners Group Holding AG (Switzerland)	2,214	2,896,821
Raymond James Financial, Inc.	57,300	9,889,980
Robinhood Markets, Inc. (Class A Stock)*	10,500	1,503,390
S&P Global, Inc.	28,700	13,968,577
SBI Holdings, Inc. (Japan)	84,100	3,661,502
Singapore Exchange Ltd. (Singapore)	201,400	2,585,450
TMX Group Ltd. (Canada)	34,934	1,336,413
UBS Group AG (Switzerland)	238,165	9,791,809
Virtu Financial, Inc. (Class A Stock)	53,000	1,881,500
XP, Inc. (Brazil) (Class A Stock)	45,668	858,102
		199,698,411
Chemicals — 0.4%
Air Liquide SA (France)	17,409	3,627,281
Air Products & Chemicals, Inc.(a)	15,992	4,361,338
Asahi Kasei Corp. (Japan)	191,000	1,501,208
Celanese Corp.	20,100	845,808
Corteva, Inc.	14,400	973,872
DuPont de Nemours, Inc.	108,987	8,490,087
Eastman Chemical Co.(a)	63,200	3,984,760
Ecolab, Inc.	18,800	5,148,568
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Evonik Industries AG (Germany)	72,176	$1,255,075
FMC Corp.(a)	26,000	874,380
Givaudan SA (Switzerland)	76	310,007
International Flavors & Fragrances, Inc.	13,600	836,944
LANXESS AG (Germany)	44,883	1,117,555
Linde PLC	20,060	9,528,500
Nitto Denko Corp. (Japan)	33,700	798,850
Orica Ltd. (Australia)	218,409	3,050,227
Shin-Etsu Chemical Co. Ltd. (Japan)	73,300	2,400,101
Solar Industries India Ltd. (India)	2,703	406,013
Yara International ASA (Brazil)	84,335	3,091,213
		52,601,787
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	180,993	2,969,672
Cintas Corp.	10,600	2,175,756
Dai Nippon Printing Co. Ltd. (Japan)	94,600	1,608,648
RB Global, Inc. (Canada)	13,000	1,408,680
Republic Services, Inc.	20,576	4,721,781
Securitas AB (Sweden) (Class B Stock)	60,557	912,781
Veralto Corp.	32,200	3,432,842
		17,230,160
Communications Equipment — 0.4%
Arista Networks, Inc.*	81,800	11,919,078
Cisco Systems, Inc.	426,144	29,156,773
Nokia OYJ (Finland)	563,590	2,710,191
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	392,242	3,250,120
		47,036,162
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	19,271	1,544,727
AtkinsRealis Group, Inc. (Canada)	8,554	617,348
Bouygues SA (France)	43,142	1,945,863
Comfort Systems USA, Inc.	2,217	1,829,424
Eiffage SA (France)	23,119	2,961,957
Ferrovial SE	25,100	1,441,750
Kajima Corp. (Japan)	7,600	221,501
MasTec, Inc.*	5,287	1,125,126
Quanta Services, Inc.(a)	5,800	2,403,636
Skanska AB (Sweden) (Class B Stock)	61,702	1,601,530
Stantec, Inc. (Canada)	3,899	420,494
Taisei Corp. (Japan)	5,500	377,945
Vinci SA (France)	51,423	7,146,355
		23,637,656
Construction Materials — 0.2%
CRH PLC (XLON)	37,454	4,518,770
CRH PLC (NYSE)	33,400	4,004,660
Heidelberg Materials AG (Germany)	12,288	2,777,650
Holcim AG*	39,292	3,352,573
Martin Marietta Materials, Inc.	4,000	2,521,120
Vulcan Materials Co.	22,218	6,834,701
		24,009,474

A3

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Consumer Finance — 0.3%
American Express Co.	37,142	$12,337,087
Capital One Financial Corp.	61,655	13,106,620
OneMain Holdings, Inc.(a)	14,400	813,024
Synchrony Financial	73,100	5,193,755
		31,450,486
Consumer Staples Distribution & Retail — 0.8%
Aeon Co. Ltd. (Japan)	107,200	1,301,221
Carrefour SA (France)	13,603	206,150
Coles Group Ltd. (Australia)	147,699	2,273,505
Costco Wholesale Corp.	19,356	17,916,494
Dollar Tree, Inc.*	15,000	1,415,550
Endeavour Group Ltd. (Australia)	296,755	712,455
JD Health International, Inc. (China), 144A*	145,277	1,237,033
Kesko OYJ (Finland) (Class B Stock)	24,288	516,895
Koninklijke Ahold Delhaize NV (Netherlands)	109,000	4,410,631
Kroger Co. (The)	95,500	6,437,655
Marks & Spencer Group PLC (United Kingdom)	40,177	197,114
MatsukiyoCocokara & Co. (Japan)	100,200	2,035,371
Seven & i Holdings Co. Ltd. (Japan)	61,800	829,258
Target Corp.	97,900	8,781,630
Tesco PLC (United Kingdom)	1,187,968	7,120,313
US Foods Holding Corp.*	49,800	3,815,676
Walmart, Inc.	315,356	32,500,589
		91,707,540
Containers & Packaging — 0.0%
Crown Holdings, Inc.	37,474	3,619,614
Packaging Corp. of America	5,886	1,282,736
		4,902,350
Distributors — 0.0%
D’ieteren Group (Belgium)	1,938	363,759
Diversified Consumer Services — 0.1%
ADT, Inc.	731,100	6,367,881
Diversified REITs — 0.0%
Covivio SA (France)	11,650	785,202
GPT Group (The) (Australia)	202,141	717,712
Mirvac Group (Australia)	875,382	1,314,552
Stockland (Australia)	383,851	1,552,377
		4,369,843
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	377,959	10,673,562
Deutsche Telekom AG (Germany)	347,811	11,849,736
Elisa OYJ (Finland)	10,400	545,878
HKT Trust & HKT Ltd. (Hong Kong), UTS	156,000	230,649
Koninklijke KPN NV (Netherlands)	483,073	2,318,528
Orange SA (France)	48,011	778,785
Proximus SADP (Belgium)	161,129	1,409,927
Telenor ASA (Norway)	76,376	1,267,345
Telia Co. AB (Sweden)	504,087	1,923,076
Telstra Group Ltd. (Australia)	1,280,712	4,083,069
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	217,609	$9,563,916
		44,644,471
Electric Utilities — 0.7%
Acciona SA (Spain)	2,553	512,996
American Electric Power Co., Inc.(a)	96,800	10,890,000
Chubu Electric Power Co., Inc. (Japan)	45,400	630,516
Constellation Energy Corp.	19,900	6,548,493
Endesa SA (Spain)	18,225	582,367
Enel SpA (Italy)	1,279,741	12,127,518
Entergy Corp.	39,812	3,710,080
FirstEnergy Corp.	159,300	7,299,126
Iberdrola SA (Spain)	162,138	3,069,165
Kansai Electric Power Co., Inc. (The) (Japan)	35,900	513,508
NextEra Energy, Inc.	155,265	11,720,955
NRG Energy, Inc.	64,400	10,429,580
Origin Energy Ltd. (Australia)	76,244	629,203
PG&E Corp.(a)	46,181	696,410
Southern Co. (The)	124,229	11,773,182
SSE PLC (United Kingdom)	52,245	1,225,443
Terna - Rete Elettrica Nazionale (Italy)	159,145	1,615,081
Xcel Energy, Inc.	30,500	2,459,825
		86,433,448
Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	163,416	11,825,326
AMETEK, Inc.	4,858	913,304
Eaton Corp. PLC	40,388	15,115,209
Fuji Electric Co. Ltd. (Japan)	35,508	2,380,234
Fujikura Ltd. (Japan)	24,700	2,416,078
GE Vernova, Inc.	21,800	13,404,820
Generac Holdings, Inc.*(a)	5,404	904,630
Legrand SA (France)	36,675	6,093,958
Mitsubishi Electric Corp. (Japan)	85,200	2,188,255
NIDEC Corp. (Japan)	44,300	787,427
nVent Electric PLC	63,600	6,273,504
Prysmian SpA (Italy)	7,831	779,353
Rockwell Automation, Inc.	25,151	8,791,029
Schneider Electric SE	23,444	6,598,832
Siemens Energy AG (Germany)*	56,973	6,698,835
Vertiv Holdings Co. (Class A Stock)	13,200	1,991,352
Vestas Wind Systems A/S (Denmark)	25,975	494,128
		87,656,274
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	52,200	6,459,750
Corning, Inc.	105,672	8,668,274
Elite Material Co. Ltd. (Taiwan)	10,431	422,155
Halma PLC (United Kingdom)	92,478	4,304,922
Keyence Corp. (Japan)	3,900	1,452,988
Kyocera Corp. (Japan)	15,000	201,506
Littelfuse, Inc.	5,000	1,295,050
TDK Corp. (Japan)	96,800	1,401,742
Vontier Corp.	144,500	6,064,665
Yokogawa Electric Corp. (Japan)	42,700	1,225,430

A4

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Zebra Technologies Corp. (Class A Stock)*	12,100	$3,595,636
		35,092,118
Energy Equipment & Services — 0.1%
Baker Hughes Co.	195,657	9,532,409
Schlumberger NV	34,800	1,196,076
TechnipFMC PLC (United Kingdom)	48,162	1,899,991
Tenaris SA	28,475	510,218
		13,138,694
Entertainment — 0.7%
Netflix, Inc.*	25,611	30,705,540
Nintendo Co. Ltd. (Japan)	76,175	6,590,604
ROBLOX Corp. (Class A Stock)*	7,200	997,344
Spotify Technology SA*	11,352	7,923,696
Take-Two Interactive Software, Inc.*	5,400	1,395,144
Tencent Music Entertainment Group (China), ADR	17,968	419,373
Toho Co. Ltd. (Japan)	5,400	347,128
Universal Music Group NV (Netherlands)	12,520	361,796
Walt Disney Co. (The)	247,640	28,354,780
Warner Bros Discovery, Inc.*	165,000	3,222,450
		80,317,855
Financial Services — 1.2%
Adyen NV (Netherlands), 144A*	1,259	2,025,830
Banca Mediolanum SpA (Italy)	57,572	1,156,321
Berkshire Hathaway, Inc. (Class B Stock)*	74,100	37,253,034
Edenred SE (France)	30,278	721,062
Fidelity National Information Services, Inc.	140,554	9,268,131
Global Payments, Inc.	12,500	1,038,500
Industrivarden AB (Sweden) (Class A Stock)	10,296	409,035
Investor AB (Sweden) (Class B Stock)	47,521	1,487,613
M&G PLC (United Kingdom)	454,526	1,550,075
Mastercard, Inc. (Class A Stock)	73,450	41,779,095
ORIX Corp. (Japan)	151,600	3,978,892
PayPal Holdings, Inc.*	133,600	8,959,216
Shift4 Payments, Inc. (Class A Stock)*(a)	33,918	2,625,253
Toast, Inc. (Class A Stock)*	73,316	2,676,767
Visa, Inc. (Class A Stock)	86,898	29,665,239
		144,594,063
Food Products — 0.4%
Ajinomoto Co., Inc. (Japan)	46,500	1,333,118
Associated British Foods PLC (United Kingdom)	20,848	576,058
Conagra Brands, Inc.	292,400	5,353,844
General Mills, Inc.(a)	101,400	5,112,588
Hormel Foods Corp.	71,200	1,761,488
Ingredion, Inc.	36,500	4,457,015
Kraft Heinz Co. (The)(a)	57,800	1,505,112
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	106,189	$6,633,627
Nestle SA	139,441	12,805,598
Post Holdings, Inc.*(a)	14,000	1,504,720
WH Group Ltd. (Hong Kong), 144A	2,356,000	2,551,433
Yamazaki Baking Co. Ltd. (Japan)	83,400	1,856,723
		45,451,324
Gas Utilities — 0.0%
Osaka Gas Co. Ltd. (Japan)	47,700	1,381,567
Snam SpA (Italy)	366,614	2,201,235
Tokyo Gas Co. Ltd. (Japan)	39,400	1,401,012
		4,983,814
Ground Transportation — 0.4%
Canadian National Railway Co. (Canada)	16,470	1,553,153
Central Japan Railway Co. (Japan)	20,500	587,728
CSX Corp.	103,900	3,689,489
Grab Holdings Ltd. (Singapore) (Class A Stock)*	142,400	857,248
Norfolk Southern Corp.	12,972	3,896,918
Uber Technologies, Inc.*	154,542	15,140,480
Union Pacific Corp.	106,525	25,179,314
West Japan Railway Co. (Japan)	58,400	1,280,591
		52,184,921
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	58,603	7,849,286
Becton, Dickinson & Co.(a)	9,604	1,797,581
Boston Scientific Corp.*	105,524	10,302,308
DENTSPLY SIRONA, Inc.(a)	112,000	1,421,280
Edwards Lifesciences Corp.*	53,222	4,139,075
EssilorLuxottica SA (France)	9,980	3,251,023
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	94,537	2,030,421
GE HealthCare Technologies, Inc.	13,114	984,861
Hoya Corp. (Japan)	39,700	5,489,333
IDEXX Laboratories, Inc.*	15,700	10,030,573
Insulet Corp.*	21,500	6,637,695
Intuitive Surgical, Inc.*	27,600	12,343,548
Medtronic PLC	118,142	11,251,844
Siemens Healthineers AG (Germany), 144A	10,999	595,774
Smith & Nephew PLC (United Kingdom)	220,602	4,001,136
STERIS PLC	20,400	5,047,776
Stryker Corp.	12,887	4,763,937
Terumo Corp. (Japan)	39,200	646,664
		92,584,115
Health Care Providers & Services — 0.6%
Cencora, Inc.(a)	4,839	1,512,333
Centene Corp.*	286,000	10,204,480
Cigna Group (The)	48,266	13,912,674
CVS Health Corp.	115,379	8,698,423
Elevance Health, Inc.	12,000	3,877,440

A5

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Encompass Health Corp.	49,067	$6,232,490
Fresenius Medical Care AG (Germany)	56,360	2,977,925
Fresenius SE & Co. KGaA (Germany)	17,726	990,627
McKesson Corp.	5,700	4,403,478
Quest Diagnostics, Inc.(a)	6,813	1,298,422
Sonic Healthcare Ltd. (Australia)	163,295	2,312,891
Tenet Healthcare Corp.*	28,500	5,786,640
UnitedHealth Group, Inc.	37,013	12,780,589
		74,988,412
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	219,600	4,205,340
Ventas, Inc.(a)	30,050	2,103,199
Welltower, Inc.	13,200	2,351,448
		8,659,987
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	3,385	689,172
Veeva Systems, Inc. (Class A Stock)*	7,382	2,199,171
		2,888,343
Hotels, Restaurants & Leisure — 0.8%
Amadeus IT Group SA (Spain)	15,024	1,194,254
Aramark(a)	60,800	2,334,720
Aristocrat Leisure Ltd. (Australia)	34,628	1,603,051
Booking Holdings, Inc.	3,000	16,197,810
Chipotle Mexican Grill, Inc.*	106,512	4,174,205
Churchill Downs, Inc.	14,462	1,402,959
Compass Group PLC (United Kingdom)	227,452	7,752,874
Darden Restaurants, Inc.	10,500	1,998,780
DoorDash, Inc. (Class A Stock)*	17,000	4,623,830
DraftKings, Inc. (Class A Stock)*	52,700	1,970,980
Entain PLC (United Kingdom)	65,072	769,051
Eternal Ltd. (India)*	544,328	1,998,302
Evolution AB (Sweden), 144A	5,504	453,111
Galaxy Entertainment Group Ltd. (Macau)	516,000	2,837,153
Hilton Worldwide Holdings, Inc.	15,114	3,921,176
Lottery Corp. Ltd. (The) (Australia)	129,800	504,036
MakeMyTrip Ltd. (India)*	16,354	1,530,734
Marriott International, Inc. (Class A Stock)(a)	10,883	2,834,369
McDonald’s Corp.	54,916	16,688,423
Oriental Land Co. Ltd. (Japan)	47,900	1,153,100
Royal Caribbean Cruises Ltd.(a)	17,400	5,630,292
Sodexo SA (France)	8,650	545,765
Travel + Leisure Co.	22,500	1,338,525
Trip.com Group Ltd. (China), ADR	10,889	818,853
Viking Holdings Ltd.*	102,600	6,377,616
Yum! Brands, Inc.	58,045	8,822,840
Zensho Holdings Co. Ltd. (Japan)	11,600	757,798
		100,234,607
Household Durables — 0.2%
Cairn Homes PLC (Ireland)	679,475	1,531,676
Garmin Ltd.	8,900	2,191,358
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
Panasonic Holdings Corp. (Japan)	292,700	$3,176,995
PulteGroup, Inc.	19,500	2,576,535
Sekisui House Ltd. (Japan)	15,400	350,236
Sony Group Corp. (Japan)	392,500	11,283,081
Toll Brothers, Inc.	11,025	1,522,993
		22,632,874
Household Products — 0.3%
Colgate-Palmolive Co.	129,500	10,352,230
Essity AB (Sweden) (Class B Stock)	105,125	2,747,876
Henkel AG & Co. KGaA (Germany)	5,033	373,583
Kimberly-Clark Corp.(a)	9,700	1,206,098
Procter & Gamble Co. (The)	95,827	14,723,818
Reckitt Benckiser Group PLC (United Kingdom)	45,134	3,475,409
		32,879,014
Independent Power & Renewable Electricity Producers — 0.0%
RWE AG (Germany)	48,115	2,140,093
Vistra Corp.	11,668	2,285,995
		4,426,088
Industrial Conglomerates — 0.3%
3M Co.	29,815	4,626,692
CK Hutchison Holdings Ltd. (United Kingdom)	252,500	1,658,920
Hitachi Ltd. (Japan)	198,700	5,264,173
Honeywell International, Inc.	32,516	6,844,618
Sekisui Chemical Co. Ltd. (Japan)	43,400	807,963
Siemens AG (Germany)	54,410	14,689,505
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	87,000	737,099
		34,628,970
Industrial REITs — 0.2%
Goodman Group (Australia)	70,593	1,529,822
Prologis, Inc.	170,264	19,498,633
Segro PLC (United Kingdom)	186,437	1,647,366
		22,675,821
Insurance — 1.5%
Admiral Group PLC (United Kingdom)	34,846	1,572,712
Aegon Ltd. (Netherlands)	251,967	2,031,358
AIA Group Ltd. (Hong Kong)	340,200	3,260,465
Allianz SE (Germany)	15,659	6,588,159
Allstate Corp. (The)	47,300	10,152,945
American International Group, Inc.	123,400	9,691,836
Arthur J. Gallagher & Co.(a)	32,343	10,017,921
ASR Nederland NV (Netherlands)	72,800	4,953,991
Aviva PLC (United Kingdom)	91,560	847,003
AXA SA (France)	267,767	12,840,770
Axis Capital Holdings Ltd.	18,266	1,749,883
Chubb Ltd.	69,873	19,721,654
Dai-ichi Life Holdings, Inc. (Japan)	55,500	436,572
Fairfax Financial Holdings Ltd. (Canada)	837	1,464,344
First American Financial Corp.	48,200	3,096,368

A6

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Lincoln National Corp.	26,610	$1,073,181
Markel Group, Inc.*	1,049	2,005,017
Marsh & McLennan Cos., Inc.	63,275	12,751,811
MetLife, Inc.	217,900	17,948,423
MS&AD Insurance Group Holdings, Inc. (Japan)	22,900	518,592
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	10,686	6,822,736
NN Group NV (Netherlands)	63,772	4,497,043
Phoenix Financial Ltd. (Israel)	14,250	533,578
Phoenix Group Holdings PLC (United Kingdom)	267,807	2,323,775
Poste Italiane SpA (Italy), 144A	102,516	2,436,913
Progressive Corp. (The)	24,941	6,159,180
Prudential PLC (Hong Kong)	325,829	4,561,515
QBE Insurance Group Ltd. (Australia)	417,878	5,686,593
RenaissanceRe Holdings Ltd. (Bermuda)	3,832	973,060
Sampo OYJ (Finland) (Class A Stock)	86,695	996,728
Sompo Holdings, Inc. (Japan)	22,800	704,875
Sony Financial Group, Inc. (Japan)*	392,500	435,271
Swiss Re AG	16,483	3,061,337
Talanx AG (Germany)	25,865	3,448,512
Tokio Marine Holdings, Inc. (Japan)	32,800	1,388,200
Travelers Cos., Inc. (The)	15,618	4,360,858
Unipol Assicurazioni SpA (Italy)	133,610	2,872,293
Unum Group	29,200	2,271,176
Zurich Insurance Group AG (Switzerland)	7,303	5,220,063
		181,476,711
Interactive Media & Services — 2.3%
Alphabet, Inc. (Class A Stock)	429,953	104,521,574
Alphabet, Inc. (Class C Stock)	229,600	55,919,080
Diamond Sports Group LLC*(x)	18,991	194,658
LY Corp. (Japan)	104,200	334,483
Meta Platforms, Inc. (Class A Stock)	145,879	107,130,620
REA Group Ltd. (Australia)	8,504	1,300,416
Scout24 SE (Germany), 144A	18,155	2,277,679
Tencent Holdings Ltd. (China)	32,238	2,746,987
		274,425,497
IT Services — 0.5%
Accenture PLC (Ireland) (Class A Stock)	26,787	6,605,674
Capgemini SE (France)	22,082	3,221,265
Cognizant Technology Solutions Corp. (Class A Stock)	131,100	8,792,877
Fujitsu Ltd. (Japan)	93,500	2,193,354
Gartner, Inc.*	34,900	9,174,163
International Business Machines Corp.	39,367	11,107,793
NEC Corp. (Japan)	115,800	3,706,652
Nomura Research Institute Ltd. (Japan)	16,900	648,826
Obic Co. Ltd. (Japan)	33,500	1,167,589
Otsuka Corp. (Japan)	119,100	2,486,118
SCSK Corp. (Japan)	8,600	257,425
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
Shopify, Inc. (Canada) (Class A Stock)*	31,395	$4,665,611
Snowflake, Inc.*	28,800	6,495,840
TIS, Inc. (Japan)	23,300	768,554
		61,291,741
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	23,400	778,553
Shimano, Inc. (Japan)	6,600	737,607
		1,516,160
Life Sciences Tools & Services — 0.2%
Danaher Corp.	51,900	10,289,694
Eurofins Scientific SE (Luxembourg)	8,825	643,575
Lonza Group AG (Switzerland)	5,511	3,684,866
QIAGEN NV	34,646	1,545,334
Sartorius Stedim Biotech (France)	2,858	582,441
Thermo Fisher Scientific, Inc.	13,300	6,450,766
West Pharmaceutical Services, Inc.	10,400	2,728,232
		25,924,908
Machinery — 0.8%
Alfa Laval AB (Sweden)	28,429	1,298,218
Allison Transmission Holdings, Inc.	84,400	7,163,872
Alstom SA (France)*	134,347	3,515,381
Atlas Copco AB (Sweden) (Class B Stock)	93,433	1,405,929
Caterpillar, Inc.	11,941	5,697,648
Crane Co.	39,400	7,255,116
Cummins, Inc.	3,700	1,562,769
Daifuku Co. Ltd. (Japan)	56,400	1,805,024
Deere & Co.	31,574	14,437,527
Dover Corp.	34,322	5,725,939
Epiroc AB (Sweden) (Class B Stock)	21,510	406,936
FANUC Corp. (Japan)	23,700	681,066
Gates Industrial Corp. PLC*	41,031	1,018,389
GEA Group AG (Germany)	11,330	837,651
HD Hyundai Heavy Industries Co. Ltd. (South Korea)	1,202	441,499
Komatsu Ltd. (Japan)	40,000	1,393,488
Kone OYJ (Finland) (Class B Stock)	3,284	223,999
Lincoln Electric Holdings, Inc.(a)	9,600	2,263,968
Makita Corp. (Japan)	20,200	654,711
MINEBEA MITSUMI, Inc. (Japan)	139,000	2,611,919
Mitsubishi Heavy Industries Ltd. (Japan)	137,700	3,603,486
Parker-Hannifin Corp.	29,539	22,394,993
Sandvik AB (Sweden)	68,022	1,900,222
Schindler Holding AG (Switzerland)	1,170	423,364
SMC Corp. (Japan)	3,400	1,050,914
Volvo AB (Sweden) (Class B Stock)	18,336	527,299
Wartsila OYJ Abp (Finland)	104,291	3,128,175
Xylem, Inc.	20,800	3,068,000
Yangzijiang Shipbuilding Holdings Ltd. (China)	661,000	1,729,349
		98,226,851

A7

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	234	$459,011
AP Moller - Maersk A/S (Denmark) (Class B Stock)	340	668,364
Kawasaki Kisen Kaisha Ltd. (Japan)(a)	77,000	1,094,853
Kirby Corp.*	11,200	934,640
Nippon Yusen KK (Japan)(a)	54,300	1,852,996
SITC International Holdings Co. Ltd. (China)	536,000	2,063,565
		7,073,429
Media — 0.2%
Comcast Corp. (Class A Stock)	507,714	15,952,374
Publicis Groupe SA (France)	18,766	1,805,914
WPP PLC (United Kingdom)	357,042	1,779,752
		19,538,040
Metals & Mining — 0.5%
Agnico Eagle Mines Ltd. (Canada)	10,557	1,779,488
Anglo American PLC (South Africa)	24,343	917,910
Antofagasta PLC (Chile)	48,064	1,787,496
ArcelorMittal SA (Luxembourg)	70,527	2,544,326
BHP Group Ltd. (Australia)	256,444	7,163,820
BlueScope Steel Ltd. (Australia)	123,828	1,860,006
Boliden AB (Sweden)*	27,281	1,113,566
Carpenter Technology Corp.	11,800	2,897,372
Evolution Mining Ltd. (Australia)	188,099	1,340,871
Fortescue Ltd. (Australia)	178,233	2,207,318
Freeport-McMoRan, Inc.	204,500	8,020,490
Fresnillo PLC (Mexico)	69,987	2,232,498
Glencore PLC (Australia)*	529,183	2,437,220
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*(a)	57,984	614,963
Newmont Corp.(a)	45,700	3,852,967
Nippon Steel Corp. (Japan)	265,000	1,091,467
Norsk Hydro ASA (Norway)	176,715	1,201,506
Northern Star Resources Ltd. (Australia)	33,315	520,224
Nucor Corp.	33,200	4,496,276
Rio Tinto Ltd. (Australia)	19,026	1,534,696
Rio Tinto PLC (Australia)	49,181	3,241,148
South32 Ltd. (Australia)	139,480	252,838
Valterra Platinum Ltd. (South Africa)	2,828	201,579
		53,310,045
Multi-Utilities — 0.4%
Ameren Corp.	14,500	1,513,510
CenterPoint Energy, Inc.	50,106	1,944,113
Centrica PLC (United Kingdom)	574,567	1,290,242
CMS Energy Corp.	68,073	4,987,028
Dominion Energy, Inc.(a)	47,430	2,901,293
DTE Energy Co.	47,900	6,774,497
E.ON SE (Germany)	392,199	7,387,250
Engie SA (France)	136,666	2,937,845
National Grid PLC (United Kingdom)	100,255	1,440,531
NiSource, Inc.	213,579	9,247,971
Public Service Enterprise Group, Inc.	28,192	2,352,904
	Shares	Value

Common Stocks (continued)
Multi-Utilities (cont’d.)
Veolia Environnement SA (France)	15,075	$514,088
		43,291,272
Oil, Gas & Consumable Fuels — 1.4%
ARC Resources Ltd. (Canada)(a)	70,460	1,284,957
BP PLC	486,933	2,795,800
Cenovus Energy, Inc. (Canada)	189,305	3,214,254
Cheniere Energy, Inc.	26,881	6,316,497
Chevron Corp.	152,585	23,694,925
ConocoPhillips	194,306	18,379,405
Enbridge, Inc. (Canada)	21,933	1,106,500
ENEOS Holdings, Inc. (Japan)	326,600	2,068,425
EOG Resources, Inc.	114,340	12,819,801
EQT Corp.	20,720	1,127,790
Equinor ASA (Norway)	72,393	1,765,384
Exxon Mobil Corp.	280,774	31,657,268
Galp Energia SGPS SA (Portugal)	49,728	942,333
Inpex Corp. (Japan)	210,000	3,781,192
LUKOIL PJSC (Russia), ADR*(a)^	15,069	1
Marathon Petroleum Corp.	20,400	3,931,896
ONEOK, Inc.	11,900	868,343
Phillips 66	31,400	4,271,028
Repsol SA (Spain)	27,525	489,456
Shell PLC	478,926	17,069,420
Shell PLC, ADR	82,428	5,896,075
TotalEnergies SE (France)	150,451	9,163,765
Williams Cos., Inc. (The)	178,545	11,310,826
Woodside Energy Group Ltd. (Australia)	127,305	1,922,429
		165,877,770
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	14,500	822,875
International Consolidated Airlines Group SA (United Kingdom)	713,923	3,736,280
Qantas Airways Ltd. (Australia)	729,177	5,268,889
Ryanair Holdings PLC (Italy)	105,132	3,072,211
		12,900,255
Personal Care Products — 0.2%
Kao Corp. (Japan)	11,600	505,540
L’Oreal SA (France)	12,696	5,516,249
Unilever PLC (United Kingdom) (XLON)	109,783	6,489,125
Unilever PLC (United Kingdom) (XAMS)	53,601	3,183,708
Unilever PLC (United Kingdom), ADR	120,987	7,172,109
		22,866,731
Pharmaceuticals — 1.7%
Astellas Pharma, Inc. (Japan)	39,700	432,729
AstraZeneca PLC (United Kingdom)	84,397	12,929,715
AstraZeneca PLC (United Kingdom), ADR	83,611	6,414,636
Bayer AG (Germany)	55,185	1,837,172
Bristol-Myers Squibb Co.	292,467	13,190,262

A8

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Chugai Pharmaceutical Co. Ltd. (Japan)	10,000	$443,345
Daiichi Sankyo Co. Ltd. (Japan)	18,400	414,004
Elanco Animal Health, Inc.*(a)	60,565	1,219,779
Eli Lilly & Co.	49,150	37,501,450
Galderma Group AG (Switzerland)	39,986	7,069,537
GSK PLC	161,150	3,460,210
Hikma Pharmaceuticals PLC (United Kingdom)	17,952	412,107
Johnson & Johnson	97,920	18,156,326
Merck & Co., Inc.	177,181	14,870,801
Novartis AG	129,389	16,636,630
Novo Nordisk A/S (Denmark) (Class B Stock)	168,701	9,393,553
Orion OYJ (Finland) (Class B Stock)	31,332	2,405,465
Otsuka Holdings Co. Ltd. (Japan)	59,500	3,173,180
Perrigo Co. PLC(a)	80,300	1,788,281
Pfizer, Inc.	496,800	12,658,464
Roche Holding AG	47,328	15,759,446
Roche Holding AG, ADR(a)	29,912	1,250,621
Sandoz Group AG (Switzerland)	28,622	1,707,093
Sanofi SA	97,682	9,249,890
Sanofi SA, ADR(a)	39,740	1,875,728
Takeda Pharmaceutical Co. Ltd. (Japan)(a)	132,200	3,882,766
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	13,200	266,640
UCB SA (Belgium)	17,325	4,836,013
Zoetis, Inc.	14,500	2,121,640
		205,357,483
Professional Services — 0.2%
Automatic Data Processing, Inc.(a)	31,000	9,098,500
Clarivate PLC*(a)	476,700	1,825,761
Computershare Ltd. (Australia)	77,607	1,864,574
Concentrix Corp.(a)	40,500	1,869,075
ExlService Holdings, Inc.*	19,200	845,376
Experian PLC	12,796	642,707
Jacobs Solutions, Inc.	24,600	3,686,556
Kanzhun Ltd. (China), ADR*	22,078	515,742
ManpowerGroup, Inc.	59,300	2,247,470
Recruit Holdings Co. Ltd. (Japan)	63,200	3,397,877
RELX PLC (United Kingdom)	28,995	1,385,347
Teleperformance SE (France)	8,855	661,410
		28,040,395
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	16,800	2,647,008
Daito Trust Construction Co. Ltd. (Japan)	28,000	614,355
Daiwa House Industry Co. Ltd. (Japan)	40,700	1,461,742
Henderson Land Development Co. Ltd. (Hong Kong)	62,000	218,393
Hongkong Land Holdings Ltd. (Hong Kong)	40,000	253,208
Jones Lang LaSalle, Inc.*	14,500	4,325,060
LEG Immobilien SE (Germany)	3,814	303,967
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Mitsubishi Estate Co. Ltd. (Japan)	51,000	$1,172,176
Mitsui Fudosan Co. Ltd. (Japan)	205,900	2,241,450
Sumitomo Realty & Development Co. Ltd. (Japan)	16,400	723,394
Swiss Prime Site AG (Switzerland)	3,245	454,588
Vonovia SE (Germany)	36,079	1,127,533
Zillow Group, Inc. (Class A Stock)*	16,100	1,198,484
Zillow Group, Inc. (Class C Stock)*	30,700	2,365,435
		19,106,793
Residential REITs — 0.1%
AvalonBay Communities, Inc.(a)	5,224	1,009,120
Camden Property Trust	45,590	4,868,100
		5,877,220
Retail REITs — 0.1%
Klepierre SA (France)	23,541	919,038
Realty Income Corp.	37,900	2,303,941
Scentre Group (Australia)	806,177	2,174,563
Vicinity Ltd. (Australia)	782,361	1,303,426
		6,700,968
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc.*	37,241	6,025,221
Advantest Corp. (Japan)	42,200	4,175,385
Analog Devices, Inc.	74,394	18,278,606
Applied Materials, Inc.	4,300	880,382
ASML Holding NV (Netherlands) (XNGS)	18,273	17,819,593
ASML Holding NV (Netherlands) (NYSE)	4,697	4,547,119
Astera Labs, Inc.*	34,400	6,735,520
Broadcom, Inc.	298,446	98,460,320
Disco Corp. (Japan)	4,600	1,442,286
Infineon Technologies AG (Germany)	79,694	3,126,409
Lam Research Corp.	162,835	21,803,606
Lasertec Corp. (Japan)	2,500	342,013
Microchip Technology, Inc.	24,100	1,547,702
Micron Technology, Inc.	64,200	10,741,944
Nova Ltd. (Israel)*	4,958	1,576,626
NVIDIA Corp.	1,445,375	269,678,067
NXP Semiconductors NV (Netherlands)(a)	47,646	10,850,424
QUALCOMM, Inc.(a)	25,600	4,258,816
Renesas Electronics Corp. (Japan)	186,700	2,148,020
SCREEN Holdings Co. Ltd. (Japan)	10,300	933,306
SK Hynix, Inc. (South Korea)	6,775	1,679,509
STMicroelectronics NV (Singapore)	71,350	2,016,702
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	60,728	16,960,723
Teradyne, Inc.	15,400	2,119,656
Texas Instruments, Inc.	23,694	4,353,299
Tokyo Electron Ltd. (Japan)	19,300	3,421,252
		515,922,506
Software — 3.7%
Adobe, Inc.*	39,500	13,933,625

A9

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
AppLovin Corp. (Class A Stock)*	25,169	$18,084,933
Atlassian Corp. (Class A Stock)*	12,200	1,948,340
Autodesk, Inc.*	20,400	6,480,468
Cadence Design Systems, Inc.*	42,182	14,816,849
Check Point Software Technologies Ltd. (Israel)*	6,900	1,427,679
Constellation Software, Inc. (Canada)	605	1,642,364
CyberArk Software Ltd.*	4,569	2,207,512
Elastic NV*	33,600	2,838,864
Gen Digital, Inc.(a)	76,900	2,183,191
Intuit, Inc.	18,561	12,675,493
Microsoft Corp.	482,781	250,056,419
Monday.com Ltd.*(a)	3,900	755,391
Nemetschek SE (Germany)	3,905	509,609
Nice Ltd. (Israel)*	11,303	1,637,399
Oracle Corp.	97,516	27,425,400
Oracle Corp. (Japan)	6,600	673,881
Palantir Technologies, Inc. (Class A Stock)*	97,700	17,822,434
Roper Technologies, Inc.	1,700	847,773
Salesforce, Inc.	52,720	12,494,640
SAP SE (Germany)	49,231	13,182,449
ServiceNow, Inc.*	21,626	19,901,975
Trend Micro, Inc. (Japan)	31,500	1,724,082
Xero Ltd. (New Zealand)*	15,024	1,567,681
Zoom Communications, Inc.*	109,500	9,033,750
		435,872,201
Specialized REITs — 0.3%
American Tower Corp.	19,583	3,766,203
Crown Castle, Inc.	72,100	6,956,929
Digital Realty Trust, Inc.	15,611	2,698,830
Equinix, Inc.	7,400	5,795,976
Gaming & Leisure Properties, Inc.	65,786	3,066,285
Iron Mountain, Inc.(a)	9,700	988,818
Public Storage	34,400	9,936,440
		33,209,481
Specialty Retail — 0.9%
AutoZone, Inc.*	200	858,048
Avolta AG (Switzerland)*	31,871	1,740,275
Carvana Co.*	5,500	2,074,820
Five Below, Inc.*	42,954	6,644,984
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	27,100	506,600
Home Depot, Inc. (The)	50,489	20,457,638
Industria de Diseno Textil SA (Spain)	41,742	2,310,163
JD Sports Fashion PLC (United Kingdom)	1,295,495	1,667,754
Kingfisher PLC (United Kingdom)	888,446	3,701,060
Lowe’s Cos., Inc.(a)	133,131	33,457,152
O’Reilly Automotive, Inc.*	39,504	4,258,926
Sanrio Co. Ltd. (Japan)	9,010	422,930
TJX Cos., Inc. (The)	130,716	18,893,691
Ulta Beauty, Inc.*	6,800	3,717,900
Valvoline, Inc.*(a)	72,400	2,599,884
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Zalando SE (Germany), 144A*	5,958	$182,840
		103,494,665
Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	881,156	224,368,752
Dell Technologies, Inc. (Class C Stock)	39,030	5,533,283
Hewlett Packard Enterprise Co.	121,708	2,989,149
King Slide Works Co. Ltd. (Taiwan)	4,122	447,702
Logitech International SA (Switzerland)	10,919	1,201,073
Pure Storage, Inc. (Class A Stock)*	18,900	1,584,009
Samsung Electronics Co. Ltd. (South Korea)	43,741	2,622,287
Seagate Technology Holdings PLC	12,224	2,885,597
Western Digital Corp.	28,600	3,433,716
Xiaomi Corp. (China) (Class B Stock), 144A*	406,479	2,825,008
		247,890,576
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	12,036	2,550,205
Amer Sports, Inc. (Finland)*	25,700	893,075
Asics Corp. (Japan)	180,200	4,715,383
Brunello Cucinelli SpA (Italy)(a)	25,231	2,764,136
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	27,721	5,321,501
Hermes International SCA (France)	1,479	3,636,920
LVMH Moet Hennessy Louis Vuitton SE (France)	11,225	6,907,655
Moncler SpA (Italy)	32,470	1,910,968
NIKE, Inc. (Class B Stock)	25,264	1,761,659
On Holding AG (Switzerland) (Class A Stock)*	78,579	3,327,821
Pandora A/S (Denmark)	10,495	1,372,194
Ralph Lauren Corp.	8,922	2,797,582
Tapestry, Inc.	56,400	6,385,608
		44,344,707
Tobacco — 0.3%
Altria Group, Inc.	198,900	13,139,334
British American Tobacco PLC (United Kingdom)	114,147	6,071,172
Imperial Brands PLC (United Kingdom)	146,248	6,212,828
Japan Tobacco, Inc. (Japan)	124,400	4,079,953
Philip Morris International, Inc.	64,091	10,395,560
		39,898,847
Trading Companies & Distributors — 0.4%
AerCap Holdings NV (Ireland)	20,500	2,480,500
Ashtead Group PLC (United Kingdom)	16,605	1,113,555
Core & Main, Inc. (Class A Stock)*	37,387	2,012,542
Ferguson Enterprises, Inc.	8,553	1,920,892
ITOCHU Corp. (Japan)	94,400	5,371,209
Marubeni Corp. (Japan)	83,300	2,078,520
Mitsubishi Corp. (Japan)	388,900	9,271,145
Mitsui & Co. Ltd. (Japan)	143,900	3,573,212
MSC Industrial Direct Co., Inc. (Class A Stock)	10,200	939,828

A10

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Sumitomo Corp. (Japan)	123,300	$3,567,438
Toyota Tsusho Corp. (Japan)	81,700	2,261,646
United Rentals, Inc.(a)	2,790	2,663,501
W.W. Grainger, Inc.	2,800	2,668,288
WESCO International, Inc.	43,500	9,200,250
		49,122,526
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	106,660	2,916,011
Getlink SE (France)	38,826	715,930
Transurban Group (Australia), UTS	86,038	784,999
		4,416,940
Water Utilities — 0.0%
United Utilities Group PLC (United Kingdom)	102,722	1,586,923
Wireless Telecommunication Services — 0.2%
Bharti Airtel Ltd. (India)	37,563	794,438
KDDI Corp. (Japan)	115,300	1,838,865
SoftBank Group Corp. (Japan)	51,700	6,523,534
Tele2 AB (Sweden) (Class B Stock)	155,885	2,659,179
T-Mobile US, Inc.	34,700	8,306,486
Vodafone Group PLC (United Kingdom)	2,978,512	3,463,724
		23,586,226

Total Common Stocks (cost $4,086,381,731)		5,233,827,527
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	4,662	434,252
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	24,538	1,979,881
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	5,744	1,342,813

Total Preferred Stocks (cost $3,712,994)		3,756,946
Unaffiliated Exchange-Traded Funds — 14.8%
Dimensional Core Fixed Income ETF	1,338,740	57,244,522
Dimensional International Core Equity Market ETF	2,666,809	96,938,507
Dimensional US Equity Market ETF	10,709,060	775,764,307
Health Care Select Sector SPDR Fund	282,367	39,297,015
iShares Core MSCI EAFE ETF	173,459	15,144,705
iShares Core S&P 500 ETF	249,117	166,734,008
iShares Gold Trust*	699,800	50,924,446
iShares JP Morgan USD Emerging Markets Bond ETF	113,021	10,758,469
iShares MSCI EAFE ETF(a)	438,375	40,931,074
iShares Russell 1000 Growth ETF	210,242	98,479,455
iShares Russell 1000 Value ETF	1,106,087	225,188,252
Vanguard Dividend Appreciation ETF	853,412	184,157,776
	Shares	Value

Unaffiliated Exchange-Traded Funds (continued)
Vanguard Intermediate-Term Corporate Bond ETF(a)	10,689	$899,052

Total Unaffiliated Exchange-Traded Funds (cost $1,633,400,771)		1,762,461,588

Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	35,519	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.1%
Automobiles — 0.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30		300	309,296
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30		309	311,892
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		345	340,968
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	400	287,203
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36		300	311,977
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		500	502,341
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		22	21,910
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		100	101,633
Series 2025-03, Class C
4.680%	09/15/31		109	109,608
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		200	199,713
				2,496,541
Collateralized Loan Obligations — 3.1%
AGL CLO Ltd. (United Kingdom),
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.695%(c)	10/20/37		1,150	1,153,174

A11

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.655%(c)	01/20/38		1,500	$1,506,178
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.862%(c)	07/22/37		11,750	11,826,107
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.748%(c)	07/15/37		1,000	1,004,497
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
2.809%(c)	04/25/34	EUR	1,753	2,059,746
Apidos CLO,
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.662%(c)	01/22/38		10,500	10,543,386
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
2.796%(c)	04/15/32	EUR	3,584	4,204,241
Series 21A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.667%(c)	04/15/38	EUR	250	293,207
Ares Loan Funding Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.459%(c)	03/31/38		10,000	10,010,302
Armada Euro CLO DAC (Ireland),
Series 07A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.442%(c)	04/15/39	EUR	5,050	5,957,050
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.855%(c)	07/20/37		16,000	16,087,072
Avoca CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.334%(c)	04/15/39	EUR	346	406,920
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.698%(c)	10/16/37		2,000	2,005,463
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)
5.835%(c)	07/20/37		14,000	14,075,800
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.750%(c)	01/25/35		2,000	2,002,436
Series 2021-21A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
5.468%(c)	07/15/34		1,300	1,301,281
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.749%(c)	10/15/34		2,650	$2,654,069
BlueMountain CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.737%(c)	04/19/34		1,500	1,502,277
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.626%(c)	04/15/31	EUR	2,124	2,477,255
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.016%(c)	10/15/35	EUR	9,145	10,713,392
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
5.425%(c)	01/20/32		5,206	5,206,779
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.767%(c)	01/20/35		1,315	1,317,491
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.767%(c)	07/20/34		2,553	2,557,253
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.226%(c)	10/15/37	EUR	10,600	12,438,596
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.208%(c)	01/25/37		8,000	8,023,275
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.884%(c)	05/22/32	EUR	1,031	1,210,370
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
2.916%(c)	08/26/32	EUR	5,600	6,568,056
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.682%(c)	10/17/37		2,000	2,006,858
Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.025%(c)	10/20/37		10,000	10,044,599
Empower CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.637%(c)	07/20/38		1,300	1,303,745
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.026%(c)	10/15/34	EUR	4,250	4,992,221

A12

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Generate CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.952%(c)	04/22/37		17,750	$17,809,759
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.718%(c)	04/15/34		2,128	2,130,861
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
5.765%(c)	10/20/31		467	466,903
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.274%(c)	10/19/38	EUR	10,000	11,730,132
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
5.647%(c)	04/21/31		68	68,133
Indigo Credit Management DAC (Ireland),
Series 01A, Class B, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)
4.626%(c)	10/15/37	EUR	4,250	5,001,078
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.676%(c)	07/15/31	EUR	1,798	2,107,105
Series 03A, Class BR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.016%(c)	10/30/38	EUR	8,500	9,939,507
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)
2.826%(c)	07/15/32	EUR	4,726	5,539,296
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.688%(c)	10/16/37		2,000	2,005,984
Marathon CLO Ltd. (Cayman Islands),
Series 2021-16A, Class A1AR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)
5.428%(c)	04/15/34		2,600	2,600,704
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.582%(c)	10/12/30		505	505,665
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.699%(c)	07/15/31		248	248,320
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
3.514%(c)	07/20/38	EUR	10,500	12,343,164
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
6.425%(c)	07/20/37		5,750	5,771,275
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.775%(c)	07/19/37		10,000	$10,045,694
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-04A, Class BRR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)
6.245%(c)	07/20/37		8,000	8,029,442
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.655%(c)	04/26/31		80	80,102
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.649%(c)	01/18/38		1,750	1,757,008
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 0.868%)
5.452%(c)	04/17/31		3,191	3,192,440
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
5.599%(c)	04/15/31		199	199,199
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.367%(c)	01/15/38	EUR	8,000	9,404,037
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.749%(c)	10/15/39	EUR	1,250	1,466,095
Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.376%(c)	07/15/38	EUR	250	293,818
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
6.437%(c)	07/20/34		588	589,047
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.759%(c)	10/15/34		6,000	6,013,862
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.292%(c)	10/17/38	EUR	1,250	1,468,297
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.729%(c)	07/15/31		299	298,966
Ravensdale Park CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.109%(c)	04/25/38	EUR	251	295,212
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.698%(c)	09/06/37		19,000	19,053,916

A13

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.747%(c)	10/20/31		1,297	$1,297,840
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.529%(c)	04/15/40	EUR	350	411,608
Sona Fios CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)
3.586%(c)	02/15/37	EUR	2,600	3,060,896
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.645%(c)	01/26/31		171	170,741
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.892%(c)	01/17/32	EUR	4,383	5,136,920
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.769%(c)	04/25/30	EUR	679	795,176
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
2.738%(c)	02/20/30	EUR	2,155	2,523,032
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
5.539%(c)	04/16/31		152	151,969
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.512%(c)	10/15/38	EUR	11,000	12,960,233
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.676%(c)	04/15/37	EUR	9,000	10,585,574
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.918%(c)	04/25/37		8,250	8,281,935
Venture CLO Ltd. (Cayman Islands),
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
5.568%(c)	07/15/32		9,000	9,013,716
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.518%(c)	04/15/33		13,491	13,490,691
				365,788,448
Consumer Loans — 0.0%
Aqua Finance Issuer Trust,
Series 2025-B, Class A, 144A
4.790%	05/17/51		234	234,954
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59		45	$46,111
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		185	179,082
Series 2025-02A, Class A, 144A
4.780%	10/20/34		449	451,978
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		287	282,455
Series 2023-01A, Class D, 144A
7.490%	06/14/38		200	209,321
Series 2023-02A, Class C, 144A
6.740%	09/15/36		100	103,349
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	206,579
				1,713,829
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.153%(c)	03/15/32	GBP	700	948,773
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
4.873%(c)	07/15/32	GBP	300	405,197
				1,353,970
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.912%(c)	05/25/34		15	14,151
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.772%(c)	03/25/43		7	7,317
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.089%(c)	03/20/54		12	12,315
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.912%(c)	08/25/33		12	13,173
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A
5.344%(cc)	09/25/44		463	464,417
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		63	63,009
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64		193	193,129
				767,511

A14

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other — 0.0%
Progress Residential Trust,
Series 2025-SFR03, Class A, 144A
3.390%	07/17/42	370	$350,490
Sierra Timeshare Receivables Funding LLC,
Series 2025-02A, Class A, 144A
4.720%	04/20/44	89	89,584
			440,074
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
4.872%(c)	02/25/34	4	3,467
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.581%(c)	10/25/34	9	8,332
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.322%(c)	11/25/34	—(r)	80
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.117%(c)	01/25/35	7	7,231
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
3.971%(c)	09/25/34	29	30,457
			49,567
Student Loans — 0.0%
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	34	32,982
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	64	61,417
			94,399

Total Asset-Backed Securities (cost $363,095,085)			372,704,339
Commercial Mortgage-Backed Securities — 0.3%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	78	76,888
Series 2018-BN13, Class A4
3.953%	08/15/61	319	316,395
Series 2019-BN20, Class A2
2.758%	09/15/62	385	362,490
Series 2021-BN34, Class A5
2.438%	06/15/63	165	144,795
BANK5,
Series 2024-05YR08, Class A3
5.884%	08/15/57	1,000	1,049,524
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2024-05YR10, Class A3
5.302%	10/15/57		1,050	$1,082,120
Series 2025-05YR14, Class A3
5.646%	04/15/58		1,680	1,757,456
Series 2025-05YR15, Class A3
5.452%	07/15/58		2,750	2,857,249
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		247	235,193
Series 2024-5C29, Class A3
5.208%	09/15/57		500	513,290
Series 2025-5C34, Class A3
5.659%	05/15/58		1,060	1,111,065
Series 2025-5C36, Class A3
5.517%	08/15/58		2,100	2,192,082
Benchmark Mortgage Trust,
Series 2024-V09, Class A3
5.602%	08/15/57		1,000	1,038,662
Series 2024-V10, Class A3
5.277%	09/15/57		800	823,499
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.700%(c)	06/15/42		550	552,298
BMO Mortgage Trust,
Series 2024-05C5, Class A3
5.857%	02/15/57		450	471,192
Series 2024-05C6, Class A3
5.316%	09/15/57		1,150	1,184,613
Series 2025-05C11, Class A3
5.669%	07/15/58		2,700	2,828,643
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
5.965%(c)	09/15/38		200	199,505
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.615%(c)	09/15/38		450	448,887
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)
4.661%(c)	11/15/41	CAD	576	418,565
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41		600	566,993
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.775%(c)	10/18/42		200	199,104
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		751	711,174
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		255	249,930

A15

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-CD08, Class A3
2.657%	08/15/57	673	$628,520
CENT,
Series 2025-CITY, Class A, 144A
5.091%(cc)	07/10/40	650	657,352
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	283	280,068
Series 2016-C07, Class A2
3.585%	12/10/54	251	247,546
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50	229	224,000
Series 2019-GC41, Class A4
2.620%	08/10/56	280	263,658
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	330	325,432
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50	215	210,223
Series 2018-CX12, Class A3
3.959%	08/15/51	195	193,436
Series 2019-C17, Class A4
2.763%	09/15/52	105	98,873
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	227	224,703
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.825%(cc)	11/25/25	1,996	302
Series K055, Class X1, IO
1.469%(cc)	03/25/26	2,000	7,748
Series K097, Class X1, IO
1.212%(cc)	07/25/29	1,143	39,731
Series K131, Class X1, IO
0.827%(cc)	07/25/31	11,335	405,444
Series K741, Class X1, IO
0.644%(cc)	12/25/27	153	1,552
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
6.365%(c)	10/15/36	260	258,713
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
7.815%(c)	10/15/36	420	414,308
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52	625	590,153
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52	49	46,941
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	140	128,938
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
5.764%(c)	03/15/36		110	$103,707
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.086%(c)	08/17/31	GBP	895	1,207,030
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		325	320,892
Series 2019-C16, Class A3
3.344%	04/15/52		280	268,224
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		239	235,883
Series 2017-C41, Class A3
3.210%	11/15/50		420	411,631
Series 2019-C49, Class A3
3.749%	03/15/52		248	246,933
Series 2019-C52, Class A4
2.643%	08/15/52		179	169,346
Series 2021-C59, Class A5
2.626%	04/15/54		100	89,846
Series 2024-5C1, Class A3
5.928%	07/15/57		1,100	1,152,937
Series 2025-5C5, Class A3
5.590%	07/15/58		2,290	2,394,402

Total Commercial Mortgage-Backed Securities (cost $33,711,853)				33,240,084
Corporate Bonds — 2.7%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31		815	780,533
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		1,975	1,976,205
6.750%	06/15/33		360	375,649
7.125%	06/15/26		83	82,948
7.500%	02/01/29		45	46,854
7.875%	04/15/27		409	409,879
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29		170	166,530
				3,838,598
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	815	944,278
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	700	817,980

A16

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture (cont’d.)
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35		140	$147,122
				1,909,380
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		14	13,741
5.750%	04/20/29(a)		715	717,681
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		680	682,502
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,315	1,312,714
4.625%	04/15/29		270	265,991
				2,992,629
Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31(a)		145	134,696
Auto Manufacturers — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
2.850%	06/27/28	EUR	300	353,106
3.500%	06/27/31	EUR	800	943,269
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		525	458,512
4.750%	01/15/43		12	9,568
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		933	867,026
4.950%	05/28/27		220	219,688
5.730%	09/05/30		245	247,041
5.850%	05/17/27		345	349,356
6.798%	11/07/28		200	208,871
6.800%	05/12/28		675	700,882
Sr. Unsec’d. Notes, EMTN
4.066%	08/21/30	EUR	400	471,043
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.625%	04/04/32		815	841,441
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		225	225,200
4.875%	11/01/27		260	262,969
Traton Finance Luxembourg SA (Germany),
Gtd. Notes, EMTN
3.750%	01/14/31	EUR	200	236,160
Volkswagen Financial Services NV (Germany),
Gtd. Notes, EMTN
3.250%	04/13/27	GBP	200	263,009
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	$918,793
5.493%(ff)	11/15/30(oo)	EUR	200	241,854
				7,817,788
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		75	77,408
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28		475	474,942
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 7.500%
6.750%	11/15/29	EUR	100	124,232
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		365	376,542
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/32		200	201,737
Sr. Unsec’d. Notes, 144A
6.250%	08/15/33		115	117,562
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		2,625	2,628,456
ZF Europe Finance BV (Germany),
Gtd. Notes, EMTN
7.000%	06/12/30	EUR	100	121,709
				4,122,588
Banks — 0.6%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		500	500,325
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	300	340,671
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	500	535,901
0.500%	05/25/30	EUR	200	210,770
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	11,500	1,757,282
AIB Group PLC (Ireland),
Jr. Sub. Notes
7.125%(ff)	10/30/29(oo)	EUR	200	250,542
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	650	784,270
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		400	446,000

A17

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco de Sabadell SA (Spain),
Jr. Sub. Notes
6.500%(ff)	05/20/31(oo)	EUR	200	$247,696
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	200	245,846
5.500%(ff)	09/08/29	EUR	100	126,046
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	11/21/28(oo)		400	446,500
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	400	479,735
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30	EUR	100	112,510
Gov’t. Gtd. Notes, EMTN
4.000%	09/08/27	EUR	200	241,239
4.000%	03/13/32	EUR	300	366,293
4.250%	03/18/37	EUR	200	238,987
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)		185	187,405
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		1,305	1,169,983
5.162%(ff)	01/24/31		455	469,610
Sr. Unsec’d. Notes, MTN
2.087%(ff)	06/14/29		555	525,638
Sub. Notes
3.846%(ff)	03/08/37		77	71,971
5.744%(ff)	02/12/36		1,070	1,114,186
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30(oo)	EUR	250	305,921
Bankinter SA (Spain),
Sr. Non-Preferred Notes, EMTN
3.625%(ff)	02/04/33	EUR	300	355,213
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.476%(ff)	11/11/29		205	205,310
7.090%(ff)	11/06/29	GBP	200	286,437
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	400	466,145
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.050%	11/20/29	EUR	1,491	1,585,436
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)		400	424,068
Sr. Non-Preferred Notes, 144A
5.085%(ff)	05/09/31		200	203,668
5.283%(ff)	11/19/30		670	687,871
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33		210	219,974
Sr. Non-Preferred Notes, EMTN
2.125%(ff)	01/23/27	EUR	1,000	1,172,430
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	500	$582,523
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31		250	260,949
6.714%(ff)	10/19/29		525	557,474
7.003%(ff)	10/19/34		250	278,763
Sr. Non-Preferred Notes, EMTN
4.375%	07/13/28	EUR	100	122,560
Caisse des Depots et Consignations (France),
Sr. Unsec’d. Notes, EMTN
3.063%	10/09/30	EUR	100	117,174
CaixaBank SA (Spain),
Jr. Sub. Notes
6.250%(ff)	07/24/32(oo)	EUR	200	245,077
7.500%(ff)	01/16/30(oo)	EUR	200	261,064
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		200	212,504
6.840%(ff)	09/13/34		200	223,014
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		240	249,079
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30		800	799,965
5.750%	05/05/26		800	806,615
5.875%	04/30/29		800	842,835
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		440	437,830
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		425	420,973
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		225	202,795
3.980%(ff)	03/20/30		180	177,844
4.412%(ff)	03/31/31		625	623,794
4.503%(ff)	09/11/31		123	123,055
4.542%(ff)	09/19/30		205	205,954
4.786%(ff)	03/04/29		2,250	2,278,815
5.174%(ff)	02/13/30		1,240	1,272,481
5.174%(ff)	09/11/36		82	82,818
5.449%(ff)	06/11/35		15	15,551
Sub. Notes
5.827%(ff)	02/13/35		90	93,425
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.253%(ff)	03/05/31		1,000	1,024,709
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		199	207,037
Commerzbank AG (Germany),
Jr. Sub. Notes, EMTN
7.875%(ff)	10/09/31(oo)	EUR	400	528,980
Sr. Non-Preferred Notes, EMTN
4.000%(ff)	07/16/32	EUR	700	848,668
Sub. Notes, EMTN
4.875%(ff)	10/16/34	EUR	400	491,706

A18

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	300	$195,196
Credit Agricole SA (France),
Jr. Sub. Notes, EMTN
7.250%(ff)	09/23/28(oo)	EUR	200	252,303
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		290	305,491
Sr. Non-Preferred Notes, 144A, MTN
4.631%(ff)	09/11/28		250	251,461
4.818%(ff)	09/25/33		250	248,654
Sr. Non-Preferred Notes, EMTN
0.375%	04/20/28	EUR	100	110,889
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30		200	200,776
5.705%(ff)	03/01/30		445	462,702
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		295	288,343
4.950%(ff)	08/04/31		175	176,430
4.999%(ff)	09/11/30		165	167,254
6.819%(ff)	11/20/29		150	160,424
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	1,166,630
3.375%(ff)	02/13/31	EUR	1,000	1,179,055
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
6.100%	02/21/33	AUD	200	139,156
Sr. Unsec’d. Notes, MTN
3.050%	02/26/30	AUD	660	406,143
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	200	232,553
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		200	212,000
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		800	805,942
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		400	394,235
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		1,095	966,012
4.692%(ff)	10/23/30		680	688,781
5.016%(ff)	10/23/35		246	247,667
5.049%(ff)	07/23/30		180	184,544
5.207%(ff)	01/28/31		140	144,494
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)		285	268,613
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		390	368,154
3.000%(ff)	07/22/28	GBP	975	1,272,857
5.130%(ff)	11/19/28		200	203,602
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
5.546%(ff)	03/04/30		285	$295,697
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	250	308,536
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	700	840,499
Sr. Preferred Notes, 144A
6.625%	06/20/33		365	401,681
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29		830	787,151
2.545%(ff)	11/08/32		250	224,298
4.603%(ff)	10/22/30		1,550	1,567,440
4.946%(ff)	10/22/35		50	50,423
4.995%(ff)	07/22/30		890	912,890
KBC Group NV (Belgium),
Jr. Sub. Notes
6.000%(ff)	11/27/30(oo)	EUR	200	241,249
Sr. Unsec’d. Notes, 144A
4.454%(ff)	09/23/31		220	218,638
Sub. Notes, EMTN
6.151%(ff)	03/19/34	GBP	300	416,865
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		13	14,105
Sr. Unsec’d. Notes, GMTN
5.121%(ff)	04/04/31(a)		584	599,649
Krung Thai Bank PCL (Thailand),
Jr. Sub. Notes
4.400%(ff)	03/25/26(oo)		200	198,875
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(a)(oo)		400	410,822
Sub. Notes, EMTN
4.000%(ff)	05/09/35	EUR	300	357,692
M&T Bank Corp.,
Sr. Unsec’d. Notes, MTN
5.385%(ff)	01/16/36		95	96,320
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
0.375%	06/09/26	EUR	100	115,350
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.098%(ff)	05/13/31		1,290	1,324,155
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	650	746,914
4.654%(ff)	10/18/30		1,820	1,839,794
5.173%(ff)	01/16/30		165	169,524
5.230%(ff)	01/15/31		95	98,057
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		200	143,750
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		860	803,538
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		175	159,213

A19

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
5.250%(ff)	04/21/34		75	$77,308
5.424%(ff)	07/21/34		68	70,838
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		600	613,210
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.734%(ff)	07/18/31		250	253,791
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	1,000	1,189,313
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)		200	200,000
8.125%(ff)	11/10/33(oo)		200	224,500
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		115	116,615
5.373%(ff)	07/21/36		40	41,183
QNB Finance Ltd. (Qatar),
Gtd. Notes, MTN
4.900%	02/01/28	AUD	300	198,969
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.320%(ff)	09/22/29		200	199,360
4.858%(ff)	09/11/30		400	404,450
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	630	749,316
Societe Generale SA (France),
Jr. Sub. Notes, 144A
8.125%(ff)	11/21/29(oo)		200	209,670
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		365	327,064
Sr. Non-Preferred Notes, 144A, MTN
6.100%(ff)	04/13/33		210	221,486
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	1,168,356
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30		230	233,968
5.545%(ff)	01/21/29		235	240,793
7.018%(ff)	02/08/30		200	215,856
Sr. Unsec’d. Notes, 144A, MTN
5.400%(ff)	08/12/36		335	340,487
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	650	793,632
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.711%(ff)	01/24/35		45	47,212
5.867%(ff)	06/08/34		60	63,572
TSB Bank PLC (United Kingdom),
Covered Bonds
2.704%	02/18/30	EUR	500	585,305
3.319%	03/05/29	EUR	900	1,079,574
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
U.S. Bancorp,
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	1,000	$1,212,488
5.678%(ff)	01/23/35		35	36,859
5.836%(ff)	06/12/34		95	101,187
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		220	242,000
9.250%(ff)	11/13/33(a)(oo)		200	238,016
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	1,100	1,438,552
Sr. Unsec’d. Notes, 144A, MTN
4.398%(ff)	09/23/31		200	199,265
5.010%(ff)	03/23/37		200	198,984
Sr. Unsec’d. Notes, EMTN
0.650%(ff)	01/14/28	EUR	1,400	1,603,943
UniCredit SpA (Italy),
Sr. Preferred Notes, EMTN
4.800%(ff)	01/17/29	EUR	200	245,773
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.892%(ff)	09/15/36		410	409,071
5.150%(ff)	04/23/31		340	350,716
5.211%(ff)	12/03/35		355	362,745
5.244%(ff)	01/24/31		130	134,492
5.499%(ff)	01/23/35		85	88,638
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33		330	307,125
5.557%(ff)	07/25/34		47	49,367
				73,506,445
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53		210	187,442
5.750%	03/02/63		35	34,919
				222,361
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	200	250,195
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		530	529,691
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		1,635	1,598,213
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		735	761,528
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		80	83,137
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,085	1,085,204

A20

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31		115	$104,078
4.375%	07/15/30		992	951,335
				5,363,381
Chemicals — 0.0%
Alpek SAB de CV (Mexico),
Gtd. Notes
4.250%	09/18/29		200	191,875
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		70	64,441
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes
8.500%	03/15/29	EUR	100	117,060
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33		360	360,999
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		1,060	1,066,063
				1,800,438
Commercial Services — 0.1%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	400	476,593
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		845	830,867
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		965	945,816
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		705	658,798
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.625%	02/28/36	EUR	200	243,538
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	212,213
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		340	353,362
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	400	468,152
4.250%	09/25/30	GBP	400	520,476
Fiserv Funding ULC,
Gtd. Notes
3.500%	06/15/32	EUR	300	350,901
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		600	$632,499
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	500	616,046
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.000%	06/15/30		510	529,801
7.250%	06/15/33		210	219,411
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	400	475,396
Mersin Uluslararasi Liman Isletmeciligi A/S (Turkey),
Sr. Unsec’d. Notes
8.250%	11/15/28		200	207,802
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	01/24/34	EUR	100	118,583
Quanta Services, Inc.,
Sr. Unsec’d. Notes
5.100%	08/09/35		245	245,785
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		370	375,392
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.184%(s)	02/15/43		175	59,356
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,035	958,792
3.875%	02/15/31		60	56,746
4.875%	01/15/28		455	453,847
5.250%	01/15/30(a)		895	900,628
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		45	41,215
				10,952,015
Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		446	482,897
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		375	361,033
American Express Co.,
Sr. Unsec’d. Notes
4.918%(ff)	07/20/33		75	76,279
5.667%(ff)	04/25/36		70	74,148
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.250%	02/15/27		70	68,887
4.950%	01/15/28		190	191,786
5.150%	01/15/30		105	106,302

A21

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
5.375%	05/30/30		355	$363,516
5.750%	03/01/29		490	506,239
5.750%	11/15/29		145	150,662
6.375%	05/04/28		345	359,890
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32		400	419,140
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		95	96,788
Gtd. Notes, 144A
4.000%	03/15/29		124	121,269
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		1,975	1,975,000
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29		725	717,759
7.125%	03/15/26		632	638,593
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	400	442,100
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		484	468,654
5.750%	09/15/31		575	570,596
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	600	675,922
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		600	680,700
REC Ltd. (India),
Sr. Unsec’d. Notes, GMTN
2.250%	09/01/26		200	196,134
Stellantis Financial Services US Corp.,
Sr. Unsec’d. Notes, 144A
5.400%	09/15/30		425	426,001
				9,687,398
Electric — 0.3%
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		10	10,488
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	300	339,998
4.250%	06/19/30	EUR	100	117,111
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		274	243,290
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31(a)		1,375	1,309,729
4.500%	02/15/28		970	966,268
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		30	$29,720
5.000%	02/01/31		360	358,857
5.125%	03/15/28		1,396	1,396,376
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	300	345,914
4.125%	04/30/33	EUR	100	119,054
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes
5.580%	10/20/35		244	250,486
5.672%	10/20/35		500	515,060
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		358	375,789
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36		598	557,578
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		55	59,667
Dominion Energy, Inc.,
Jr. Sub. Notes
6.000%(ff)	02/15/56		302	304,090
DTE Energy Co.,
Sr. Unsec’d. Notes
5.050%	10/01/35		191	189,901
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.950%	09/15/35		353	350,668
Duke Energy Progress LLC,
First Mortgage
5.550%	03/15/55		3	3,013
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53(a)		120	122,526
Jr. Sub. Notes, Series A
5.375%(ff)	03/09/26(oo)		155	150,726
Sr. Unsec’d. Notes
5.450%	06/15/29		98	98,861
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	200	227,902
Jr. Sub. Notes, EMTN
5.625%(ff)	06/17/32(oo)	EUR	200	246,276
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.750%	09/30/55		265	260,090
Sr. Unsec’d. Notes, 144A
5.500%	06/15/52		200	190,710
Energuate Trust 2 0 (Guatemala),
Sr. Unsec’d. Notes, 144A
6.350%	09/15/35		200	201,275
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
3.625%	03/06/31	EUR	200	240,276

A22

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54		30	$30,738
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54		282	295,292
Entergy Mississippi LLC,
First Mortgage
5.800%	04/15/55		7	7,171
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		20	19,670
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	1,542,810
EUSHI Finance, Inc.,
Gtd. Notes
6.250%(ff)	04/01/56		124	123,070
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		69	64,057
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47		139	123,022
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
2.866%	09/15/28		60	57,674
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	700	816,633
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		400	370,900
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	529,225
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		90	84,321
5.400%	06/01/33		315	325,456
5.650%	05/09/34		70	72,814
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		145	129,768
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.034%(c)	07/24/26	EUR	600	696,695
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	100	112,249
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	100	119,895
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	100	109,515
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.375%(ff)	08/15/55		35	$36,397
6.750%(ff)	06/15/54		135	145,461
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		859	860,743
Gtd. Notes, 144A
3.375%	02/15/29		110	104,032
3.625%	02/15/31		529	489,010
3.875%	02/15/32		35	32,275
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		275	300,237
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		455	452,406
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	700	819,411
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	400	242,107
Pacific Gas & Electric Co.,
First Mortgage
4.600%	06/15/43		70	58,922
5.800%	05/15/34		160	165,839
6.000%	08/15/35		245	256,548
6.150%	01/15/33		70	74,150
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	600	631,127
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		49	50,441
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53		65	62,492
Sempra,
Jr. Sub. Notes
6.375%(ff)	04/01/56		95	97,478
Sierra Pacific Power Co.,
Jr. Sub. Notes
6.200%(ff)	12/15/55		190	190,331
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34		32	31,845
5.450%	03/01/35		60	60,689
5.900%	03/01/55		17	16,502
Southern Power Co.,
Sr. Unsec’d. Notes, Series A
4.250%	10/01/30		31	30,808
Sr. Unsec’d. Notes, Series B
4.900%	10/01/35		81	79,890
Texas Electric Market Stabilization Funding M LLC,
Sr. Sec’d. Notes, Series A, 144A
5.147%	08/01/51		1,435	1,445,421

A23

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,450	$1,471,294
8.000%(ff)	10/15/26(oo)		1,975	2,020,361
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		1,500	1,646,800
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		2,085	2,082,410
5.500%	09/01/26		10	9,998
5.625%	02/15/27		885	885,331
6.875%	04/15/32		315	329,559
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		45	44,620
5.700%	12/30/34		75	77,587
6.000%	04/15/34		120	126,483
				30,641,679
Electrical Components & Equipment — 0.0%
Emerson Electric Co.,
Sr. Unsec’d. Notes
3.000%	03/15/31	EUR	1,200	1,408,121
3.500%	03/15/37	EUR	800	930,306
				2,338,427
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	08/15/29	EUR	450	540,104
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	400	480,022
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		75	69,263
				1,089,389
Energy-Alternate Sources — 0.0%
India Green Power Holdings (India),
Sec’d. Notes
4.000%	02/22/27		217	211,775
Engineering & Construction — 0.1%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	222,926
2.000%	02/15/33	EUR	2,100	2,206,257
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	400	437,498
Ferrovial SE,
Sr. Unsec’d. Notes
4.375%	09/13/30	EUR	100	124,168
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.125%	10/08/32	EUR	300	318,688
1.875%	03/14/36	EUR	100	101,319
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
6.450%	12/10/33	GBP	100	$143,042
IHS Holding Ltd. (Nigeria),
Gtd. Notes
6.250%	11/29/28		200	200,375
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		256	250,880
5.500%	07/31/47		200	173,500
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	288,120
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		275	257,829
5.625%	01/31/34		550	548,032
				5,272,634
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		1,250	1,195,009
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		400	411,495
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		475	463,395
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		750	390,207
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		30	30,040
6.250%	03/15/33		495	503,112
7.125%	02/15/31(a)		380	409,855
				3,403,113
Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31		300	313,875
Foods — 0.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		625	604,270
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31	EUR	1,707	2,029,155
8.125%	05/14/30	GBP	1,200	1,539,238
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
7.250%	11/15/53		55	63,076
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A
5.500%	01/15/36		280	284,959

A24

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		1,365	$1,311,008
4.375%	01/31/32		500	472,465
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		130	132,839
5.650%	05/01/45		28	28,420
5.700%	05/01/55		230	233,158
Mondelez International, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.625%	07/03/31	CAD	900	677,479
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		275	274,390
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		475	444,315
				8,094,772
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		44	43,989
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		180	187,879
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		45	47,677
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	700	735,896
				1,015,441
Healthcare-Products — 0.0%
American Medical Systems Europe BV,
Gtd. Notes
3.250%	03/08/34	EUR	600	696,371
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32		16	14,030
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,940	1,872,094
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	600	726,760
3.875%	10/15/36	EUR	600	720,533
Solventum Corp.,
Gtd. Notes
5.450%	03/13/31		400	417,432
				4,447,220
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		100	$91,603
4.625%	06/01/30		1,945	1,863,040
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		405	386,817
3.500%	07/15/51		75	51,333
5.250%	06/15/49		5	4,564
5.950%	09/15/54		50	49,842
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	12/01/32(a)		170	170,075
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		250	244,115
4.375%	01/15/30		1,140	1,109,068
5.125%	11/01/27		840	839,099
				4,809,556
Holding Companies-Diversified — 0.0%
Benteler International AG (Austria),
Sr. Sec’d. Notes
7.250%	06/15/31	EUR	100	125,330
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		4,105	4,390,296
				4,515,626
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		1,612	1,619,094
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		25	24,977
7.250%	10/15/29(a)		789	802,366
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		170	169,554
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,585	1,513,802
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		55	55,000
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		650	646,326
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,245	1,202,782
5.250%	12/15/27		16	15,889
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		226	228,732

A25

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		545	$543,582
				6,822,104
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)		280	277,504
6.625%	05/15/32		135	133,224
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28		300	318,133
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		1,025	946,081
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		500	196,766
				1,871,708
Insurance — 0.0%
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		600	616,617
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		440	415,068
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	400	442,302
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	650	876,371
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	400	533,723
				2,884,081
Internet — 0.0%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		290	297,053
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		75	74,139
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/35		110	108,937
5.350%	09/15/54		20	19,391
				499,520
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	500	570,518
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	470	$479,300
7.375%	05/01/33(a)	285	290,885
			770,185
Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	50	50,562
6.750%	02/01/32	410	421,787
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	425	432,637
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26(a)	550	552,526
5.500%	04/01/28	25	25,469
5.625%	09/30/31	590	601,548
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	775	775,031
			2,859,560
Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31(a)	1,210	1,167,070
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	525	480,382
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	140	138,806
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37	395	403,506
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27	1,400	1,408,845
6.125%	09/15/29	1,070	1,088,543
6.500%	04/15/32	780	794,917
			5,482,069
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28	123	120,117
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	150	156,303

A26

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		500	$530,412
				686,715
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		330	300,359
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		121	111,476
4.500%	08/15/30		87	82,174
4.750%	03/01/30		350	335,878
5.000%	02/01/28		65	64,397
5.125%	05/01/27		245	243,468
5.375%	06/01/29		170	168,893
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29		150	139,526
2.800%	04/01/31		333	300,274
3.500%	06/01/41		160	116,872
3.900%	06/01/52		399	269,948
6.650%	02/01/34		135	144,347
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56		130	77,084
4.800%	05/15/33		115	116,066
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		80	68,411
7.375%	07/01/28		325	299,423
7.750%	07/01/26		2,900	2,878,954
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,575	1,667,039
TDF Infrastructure SASU (France),
Sr. Unsec’d. Notes
4.125%	10/23/31	EUR	300	355,446
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		845	875,369
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	1,500	1,828,123
4.250%	01/15/30	GBP	600	744,160
5.250%	05/15/29	GBP	457	597,717
				11,785,404
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	300	377,100
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		615	683,209
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining (cont’d.)
Fortescue Treasury Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		201	$191,901
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		200	200,400
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
4.154%	04/29/31	EUR	200	242,643
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		270	278,122
5.634%	04/04/34		195	202,543
6.125%	10/06/28		145	152,222
6.375%	10/06/30		25	27,016
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		190	199,025
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31		379	345,195
6.875%	01/30/30		450	466,153
				3,365,529
Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	100	124,371
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	500	596,535
Maxam Prill Sarl (Luxembourg),
Sr. Sec’d. Notes
6.000%	07/15/30	EUR	100	119,166
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30	EUR	700	819,098
				1,659,170
Multi-National — 0.0%
Africa Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
5.550%	10/08/29		200	203,842
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	200	245,756
4.750%	04/16/29	GBP	400	539,975
5.000%	01/24/29		395	404,488
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A
4.600%	01/30/37	CAD	300	221,830
Sr. Unsec’d. Notes, 144A, MTN
3.590%(s)	05/28/37	CAD	1,000	447,251

A27

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National (cont’d.)
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		400	$417,172
				2,480,314
Oil & Gas — 0.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		425	388,314
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		25	30,108
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		335	342,045
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	650	761,293
6.125%(ff)	03/18/35(oo)		260	269,217
6.450%(ff)	12/01/33(oo)		235	250,569
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		134	130,944
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		300	311,142
8.625%	11/01/30		375	388,161
8.750%	07/01/31(a)		550	563,665
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62		40	29,889
5.550%	03/15/54		50	49,304
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55		155	149,744
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		1,380	1,371,869
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29		200	217,140
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32		450	442,378
5.375%	02/01/29		1,125	1,127,180
5.375%	03/15/30		378	384,360
Gtd. Notes, 144A
5.875%	02/01/29		471	472,899
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		106	104,624
6.000%	04/15/30		470	463,183
6.000%	02/01/31		106	102,252
6.250%	04/15/32		550	529,750
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		25	24,969
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45		34	$26,634
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		750	762,518
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	500	667,575
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.700%	02/16/32		1,220	1,209,325
7.690%	01/23/50		510	463,819
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	200	231,948
4.875%	02/21/28	EUR	800	958,908
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		585	547,032
6.875%	09/19/33		100	109,901
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54		15	14,398
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	650	735,126
Transocean International Ltd.,
Gtd. Notes, 144A
8.250%	05/15/29		310	305,769
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30		700	731,801
				15,669,753
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30(a)		1,100	999,343
6.000%	06/15/29		875	895,610
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		1,215	1,248,152
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		450	462,204
				3,605,309
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49		240	202,618
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		500	499,484
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		95	81,462

A28

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.000%	02/15/29		385	$288,750
5.250%	01/30/30		535	375,837
5.250%	02/15/31		331	216,805
6.250%	02/15/29		1,516	1,207,964
7.000%	01/15/28		275	244,750
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		275	246,469
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	400	481,685
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.550%	02/22/54		290	289,029
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.500%	09/15/30		145	145,484
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31(a)		56	51,363
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		375	362,326
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		375	328,112
Zoetis, Inc.,
Sr. Unsec’d. Notes
5.000%	08/17/35		95	95,889
				5,118,027
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,225	1,220,445
6.625%	02/01/32		280	288,487
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29		380	379,000
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30		30	31,740
5.962%	02/15/55		90	89,149
6.036%	11/15/33		255	272,138
Enbridge, Inc. (Canada),
Sub. Notes
5.500%(ff)	07/15/77		65	64,598
8.500%(ff)	01/15/84		55	62,828
Energy Transfer LP,
Jr. Sub. Notes
6.500%(ff)	02/15/56		665	663,013
7.125%(ff)	10/01/54		70	72,536
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		1,840	1,904,871
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		605	608,669
Sr. Unsec’d. Notes
5.400%	10/01/47		420	385,012
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.550%	05/15/34		85	$87,247
5.600%	09/01/34		55	56,466
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78		45	44,716
Gestion Securite de Stocks Securite SA (France),
Sr. Unsec’d. Notes, EMTN
3.000%	11/25/31	EUR	800	929,679
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, EMTN
5.853%	02/23/36		275	288,480
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		325	292,202
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33		300	318,090
Gtd. Notes, 144A
6.500%	09/01/30		150	161,174
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		285	281,481
Targa Resources Corp.,
Gtd. Notes
5.550%	08/15/35		400	408,036
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79		200	199,000
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		25	23,950
4.125%	08/15/31		25	23,607
6.250%	01/15/30		210	219,024
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		2,280	2,257,364
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30		540	526,626
5.300%	03/01/48		30	26,161
				12,185,789
Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	715	781,826
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	300	334,812
1.625%	04/20/30	EUR	100	108,370
Corp. Inmobiliaria Vesta SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	01/30/33		200	201,660
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30		315	319,696

A29

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	300	$345,076
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		3,130	3,124,114
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	975	1,120,660
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	100	111,802
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	284,704
3.200%	08/14/27	CNH	5,000	710,557
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	12/14/29	EUR	200	212,397
				7,655,674
Real Estate Investment Trusts (REITs) — 0.1%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.500%	10/01/35		400	411,083
CFE Fibra E (Mexico),
Sr. Unsec’d. Notes, 144A
5.875%	09/23/40		200	200,860
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	400	403,230
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		300	265,149
Sr. Unsec’d. Notes
4.750%	02/15/28		351	334,539
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	401,499
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	500	578,983
Healthpeak OP LLC,
Gtd. Notes
5.375%	02/15/35		600	613,312
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29		205	169,800
5.000%	10/15/27		15	14,534
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		50	53,229
Prologis Euro Finance LLC,
Gtd. Notes
1.000%	02/06/35	EUR	100	93,078
3.875%	09/22/37	EUR	232	272,660
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Prologis LP,
Sr. Unsec’d. Notes
4.200%	02/15/33	CAD	300	$220,211
Realty Income Corp.,
Sr. Unsec’d. Notes
3.375%	06/20/31	EUR	1,400	1,645,231
4.875%	07/06/30	EUR	700	879,487
5.000%	10/15/29	GBP	500	676,729
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		925	951,428
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		1,770	1,657,183
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	400	476,843
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		750	741,461
Unibail-Rodamco-Westfield SE (France),
Gtd. Notes
4.875%(ff)	07/04/30(oo)	EUR	300	362,781
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		2,215	2,331,287
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		375	379,226
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30		5	4,834
4.250%	12/01/26		20	19,924
4.500%	09/01/26		95	94,993
4.500%	01/15/28		305	304,442
5.750%	02/01/27		5	5,064
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	500	607,043
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	100	113,219
				15,283,342
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		305	297,752
6.125%	06/15/29		490	501,843
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	150	180,552
7.375%	08/31/32	GBP	175	239,320
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		1,150	1,203,216

A30

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
9.000%	06/01/31		773	$875,294
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	2,000	2,571,404
12.000%	11/30/28		1,500	1,645,245
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		825	784,612
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		325	304,036
3.875%	10/01/31		300	273,071
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		1,125	1,074,653
McDonald’s Corp.,
Sr. Unsec’d. Notes
4.857%	05/21/31	CAD	800	611,422
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29(a)		229	218,249
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		400	415,532
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27		1,000	998,860
				12,195,061
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	200	266,422
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
2.600%	02/15/33		550	482,612
Sr. Unsec’d. Notes
5.200%	07/15/35		127	131,036
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		430	397,549
3.469%	04/15/34		123	112,226
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.200%	01/25/37		320	342,226
6.250%	01/25/35		200	214,191
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		130	119,945
Sr. Unsec’d. Notes
5.450%	07/15/35		432	445,634
Micron Technology, Inc.,
Sr. Unsec’d. Notes
6.050%	11/01/35		50	53,440
				2,298,859
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.250%	06/01/30		330	$340,806
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.550%	02/15/31		120	120,454
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51		55	40,919
5.375%	09/27/54		50	45,944
5.875%	09/26/45		155	155,536
5.950%	09/26/55		120	119,634
6.000%	08/03/55		380	381,527
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.450%	09/15/30		120	120,518
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.600%	06/12/34		20	20,889
				1,346,227
Telecommunications — 0.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28		200	155,000
5.750%	08/15/29		1,675	1,260,437
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31	EUR	500	610,230
4.900%	11/01/35		230	228,208
5.550%	11/01/45		75	74,265
5.700%	11/01/54		185	182,871
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)		200	205,190
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	300	293,617
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		1,050	1,047,709
5.875%	10/15/27		1,025	1,025,099
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30		900	823,930
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		660	672,886
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
4.876%	07/16/30		255	259,062
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		40	48,704
Sprint LLC,
Gtd. Notes
7.625%	03/01/26		15	15,034

A31

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon or PIK 11.750%
11.750%	03/01/28	GBP	1,267	$132,026
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	690	881,768
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		275	285,086
				8,201,122
Transportation — 0.1%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	700	892,640
Deutsche Bahn AG (Germany),
Jr. Sub. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	400	437,094
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	400	476,994
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	300	317,205
1.375%	04/21/32	EUR	500	522,628
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	100	107,484
0.400%	12/19/36	EUR	173	170,147
1.875%	05/25/32	EUR	800	856,373
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	200	181,741
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	400	298,168
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	400	450,835
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		1,445	1,403,851
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		100	104,310
7.125%	02/01/32		295	309,772
				6,529,242
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		490	503,894

Total Corporate Bonds (cost $318,398,394)				321,699,836
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans — 0.1%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.913%(c)	01/28/32		425	$423,938
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.054%(c)	11/17/28		568	553,800
				977,738
Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 3.000%
7.150%(c)	03/18/30		887	888,220
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		136	118,059
Retail — 0.0%
Peer Holding III BV (Netherlands),
Term B-6B Loan, 3 Month EURIBOR + 2.750%
4.730%(c)	07/01/31	EUR	3,625	4,262,315
Telecommunications — 0.1%
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 3 Month EURIBOR + 2.750%
5.079%(c)	07/17/29	EUR	5,100	6,003,558

Total Floating Rate and Other Loans (cost $11,342,848)				12,249,890
Residential Mortgage-Backed Securities — 0.0%
Connecticut Avenue Securities Trust,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.356%(c)	11/25/41		84	84,946
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.506%(c)	12/25/41		200	204,812
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.606%(c)	03/25/42		90	96,132
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.606%(c)	03/25/42		80	84,593
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.806%(c)	04/25/34		107	107,941
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.356%(c)	09/26/33		54	54,352
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.456%(c)	09/25/41		300	301,593
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.706%(c)	12/25/41		200	202,000

A32

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac REMIC,
Series 4910, Class MI, IO
4.000%	08/25/49		52	$10,490
Series 5020, Class IH, IO
3.000%	08/25/50		241	38,539
GS Mortgage-Backed Securities Trust,
Series 2025-RPL3, Class A1, 144A
4.100%(cc)	07/25/65		98	95,510
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.256%(c)	04/25/34		121	121,750
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.056%(c)	11/25/31		116	117,458

Total Residential Mortgage-Backed Securities (cost $1,492,266)				1,520,116
Sovereign Bonds — 1.0%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	300	342,751
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes
6.034%	01/16/42		400	409,772
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	700	736,478
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	1,870	1,196,150
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	100	120,096
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	200	277,852
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	500	617,409
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, EMTN
5.625%	05/18/34		295	286,002
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	200	204,865
3.375%	11/25/32	EUR	300	354,804
3.375%	05/25/34	EUR	500	581,427
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,317	1,310,250
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	215	274,351
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, Series 07Y
4.125%	09/23/29	EUR	200	$247,490
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	300	386,666
Sr. Unsec’d. Notes, Series 30Y
1.375%	09/23/50	EUR	25	16,730
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	219,865
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		1,200	1,068,000
3.750%	01/14/32	EUR	166	199,400
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	9,000	1,569,608
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	700	722,656
City of Milan (Italy),
Sr. Unsec’d. Notes
4.019%	06/29/35	EUR	420	499,808
City of Ottawa Ontario (Canada),
Unsec’d. Notes
4.200%	07/30/53	CAD	200	132,870
City of Vancouver (Canada),
Sr. Unsec’d. Notes
3.700%	10/18/52	CAD	350	213,706
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	990	1,159,404
5.000%	09/19/32	EUR	130	150,642
5.000%	06/15/45		805	604,756
5.625%	02/19/36	EUR	230	260,850
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.550%	04/03/34		630	677,880
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	200	205,426
1.500%	06/17/31	EUR	1,300	1,419,426
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,750	1,521,175
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	55,330	2,745,873
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	8,180	398,601
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.600%	06/01/36		555	581,640
Sr. Unsec’d. Notes, 144A
6.950%	03/15/37		314	335,744
Eagle Funding Luxco Sarl (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	08/17/30		770	781,935

A33

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN
7.300%	09/30/33		300	$284,250
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.650%	06/15/35		88	89,415
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes, Series 10Y
4.000%	10/12/32	EUR	150	186,045
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		200	190,690
3.450%	06/25/26	CNH	1,000	141,338
French Republic Government Bond OAT (France),
Bonds, 144A
2.700%	02/25/31	EUR	1,310	1,528,492
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes
6.097%	08/01/38		800	808,000
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
6.250%	08/15/36		218	225,194
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	3,500	3,624,420
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	90	115,210
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	303,940
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	575,860	1,750,566
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	1,105	1,329,356
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	1,020	1,058,730
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, Series 7Y
0.000%	04/15/28	EUR	700	771,131
Ile-de-France Mobilites (France),
Sr. Unsec’d. Notes, EMTN
0.400%	05/28/31	EUR	600	607,939
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	600	588,502
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,960	2,366,582
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	200	195,303
6.875%	10/21/34	GBP	100	146,466
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		600	619,200
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		200	$205,375
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
2.950%	07/01/30	EUR	5,290	6,266,719
Sr. Unsec’d. Notes, Series 10Y
2.500%	12/01/32	EUR	1,705	1,923,697
4.350%	11/01/33	EUR	560	707,816
Sr. Unsec’d. Notes, Series 10Y, 144A
3.650%	08/01/35	EUR	905	1,075,561
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	35	42,435
Sr. Unsec’d. Notes, Series 15Y, 144A
3.850%	10/01/40	EUR	600	695,899
Sr. Unsec’d. Notes, Series 16Y, 144A
3.250%	03/01/38	EUR	1,085	1,211,728
3.350%	03/01/35	EUR	85	99,446
Sr. Unsec’d. Notes, Series 30Y, 144A
4.300%	10/01/54	EUR	290	334,273
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	240	286,297
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	66,900	286,657
Bonds, Series 84
2.100%	09/20/54	JPY	5,600	30,838
Bonds, Series 86
2.400%	03/20/55	JPY	626,000	3,683,038
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	328,850	1,911,337
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	170	168,802
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	650	774,213
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	100	107,525
0.000%	03/17/31	EUR	200	199,788
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	600	659,924
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	300	380,612
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	300	358,646
Mexican Bonos (Mexico),
Bonds, Series M
7.500%	05/26/33	MXN	33,500	1,723,800
7.750%	05/29/31	MXN	62,350	3,315,366
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	27,500	1,417,203

A34

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	1,300	$1,390,046
2.250%	08/12/36	EUR	400	382,008
3.500%	09/19/29	EUR	200	235,984
4.500%	03/19/34	EUR	110	131,083
5.125%	03/19/38	EUR	100	119,534
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.750%	02/20/35	AUD	930	612,668
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60		305	197,640
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,275	1,271,913
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	730	797,063
1.200%	04/28/33	EUR	767	759,389
Platinum for Belize Blue Investment Co. LLC (Belize),
Sec’d. Notes
3.600%(cc)	10/20/40		300	267,792
Province of Manitoba (Canada),
Unsec’d. Notes
3.200%	03/05/50	CAD	900	516,697
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	500	282,321
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.650%	06/02/33	CAD	2,780	2,034,431
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	2,720	1,978,976
Unsec’d. Notes, MTN
4.694%(s)	10/01/39	CAD	135	52,602
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	299,362
Region of Ile de France (France),
Sr. Unsec’d. Notes, EMTN
2.900%	04/30/31	EUR	200	233,789
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	385	420,820
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, Series 30Y, 144A, MTN
5.375%	12/01/34	CAD	1,000	796,594
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	718	992,782
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		3,500	3,338,387
4.000%	10/17/49		330	247,053
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		400	286,841
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33(a)		805	$851,133
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	15,025	872,940
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, Series 30Y
5.750%	09/30/49		370	296,355
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	150	111,991
2.750%	04/14/41	EUR	131	98,644
3.624%	05/26/30	EUR	20	22,538
Sr. Unsec’d. Notes, 144A, MTN
1.750%	07/13/30	EUR	174	179,448
3.875%	10/29/35	EUR	20	19,888
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	400	412,524
2.000%	01/28/32	EUR	197	191,599
3.875%	10/29/35	EUR	20	19,888
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	400	369,356
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	895	963,098
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	900	1,055,985
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	700	815,949
Slovakia Government Bond (Slovakia),
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	100	80,040
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	200	247,314
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		800	824,032
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	700	709,121
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	3,200	2,015,526
1.200%	10/31/40	EUR	800	672,870
3.200%	10/31/35	EUR	4,500	5,257,946
Svensk Exportkredit AB (Sweden),
Sr. Preferred Notes, EMTN
3.375%	08/30/30	EUR	400	482,699
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
2.800%	06/17/34	THB	66,587	2,283,130
Transport for London (United Kingdom),
Sr. Unsec’d. Notes, EMTN
4.650%	12/19/31	GBP	300	395,401

A35

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.250%	09/15/33	AUD	1,150	$638,030
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes, Series 7Y
7.125%	02/12/32		360	372,150
United Kingdom Gilt (United Kingdom),
Bonds
4.500%	03/07/35	GBP	6,060	8,024,501
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	2,764	73,850

Total Sovereign Bonds (cost $116,228,979)				113,633,843
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Mortgage Corp.
4.500%	09/01/50		2,121	2,088,005
5.500%	07/01/53		1,279	1,293,167
5.500%	11/01/54		2,940	2,966,644
6.000%	07/01/53		1,069	1,101,134
6.000%	06/01/55		2,218	2,266,768
6.500%	05/01/54		864	902,618
6.500%	08/01/54		2,023	2,090,954
6.750%	03/15/31		430	491,369
Federal National Mortgage Assoc.
2.500%	07/01/50		1,622	1,394,153
2.500%	08/01/51		2,556	2,179,340
3.000%	07/01/52		3,647	3,236,822
3.500%	05/01/52		1,530	1,406,616
5.000%	04/01/53		933	929,745
5.000%	08/01/53		1,406	1,399,310
5.500%	12/01/52		1,087	1,102,184
6.000%	09/01/52		179	184,859
6.000%	02/01/53		1,221	1,250,612
6.000%	09/01/53		882	909,198
6.000%	10/01/54		1,890	1,950,761
6.500%	10/01/53		226	233,356
6.625%	11/15/30		405	457,891
Government National Mortgage Assoc.
3.000%	10/20/51		2,072	1,851,606
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30		292	284,967

Total U.S. Government Agency Obligations (cost $31,720,476)				31,972,079
U.S. Treasury Obligations — 1.1%
U.S. Treasury Bonds
2.375%	05/15/51(k)		1,535	987,437
3.250%	05/15/42		8,620	7,242,147
3.375%	11/15/48(h)(k)		3,255	2,614,172
4.000%	11/15/42(k)		1,247	1,152,890
4.125%	08/15/44(h)		18,430	17,108,223
4.625%	11/15/44		195	193,233
4.750%	11/15/43(k)		10,800	10,914,750
4.750%	02/15/45		3,360	3,381,525
5.000%	05/15/45		2,250	2,337,188
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
U.S. Treasury Inflation Indexed Bonds, TIPS
1.625%	10/15/29	4,127	$4,208,952
1.625%	04/15/30	4,242	4,307,565
1.875%	07/15/35	2,133	2,150,615
U.S. Treasury Notes
1.250%	06/30/28	605	567,660
1.875%	02/15/32	40	35,491
2.375%	03/31/29	90	86,224
2.875%	08/15/28	355	347,845
3.250%	06/30/29	160	157,613
3.500%	09/30/26	505	503,954
3.500%	02/15/33(h)	8,120	7,884,013
3.750%	05/15/28	7,430	7,454,380
3.875%	05/31/27	7,710	7,736,804
3.875%	06/30/30	9,165	9,221,565
3.875%	08/15/33	65	64,472
4.000%	05/31/30	2,085	2,109,596
4.000%	07/31/32	90	90,436
4.125%	10/31/26	2,029	2,037,877
4.125%	05/31/32	3,485	3,529,652
4.250%	05/15/35	2,940	2,967,563
4.375%	11/30/30	1,105	1,136,337
4.500%	11/15/33	8	8,273
4.625%	06/30/26	1,180	1,187,052
U.S. Treasury Strips Coupon
2.070%(s)	08/15/41(k)	7,920	3,707,130
2.125%(s)	05/15/45	640	243,028
2.305%(s)	02/15/43	3,540	1,516,569
2.395%(s)	05/15/43	2,445	1,032,323
2.675%(s)	05/15/44	1,485	593,684
3.077%(s)	08/15/44	865	341,046
3.340%(s)	08/15/45(k)	10,235	3,832,933
4.340%(s)	02/15/41(k)	4,325	2,082,719
4.500%(s)	05/15/46	1,010	364,956
4.608%(s)	11/15/48	225	71,870
4.727%(s)	05/15/50(h)	2,895	860,726
4.864%(s)	05/15/41(k)	3,910	1,858,652
4.894%(s)	11/15/42(k)	7,300	3,174,775
4.920%(s)	08/15/48	825	266,595
4.924%(s)	02/15/49	650	205,029
4.928%(s)	11/15/45	270	99,850
4.967%(s)	02/15/39	270	146,022
4.996%(s)	11/15/43	1,905	782,197
5.005%(s)	11/15/41	405	186,925
5.007%(s)	05/15/39	265	141,229
5.021%(s)	08/15/39	265	139,125
5.040%(s)	11/15/39	265	137,116
5.069%(s)	05/15/40	265	133,219
5.095%(s)	08/15/40	265	131,194
5.104%(s)	11/15/40	265	129,496
5.170%(s)	02/15/42	265	120,436
5.183%(s)	05/15/42	265	118,661
5.192%(s)	08/15/42	265	116,930
5.220%(s)	02/15/45	1,070	411,621
5.224%(s)	08/15/43	265	110,386
5.239%(s)	02/15/44	265	107,285
5.246%(s)	11/15/44	265	103,194

A36

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
5.276%(s)	02/15/40	1,330	$678,592

Total U.S. Treasury Obligations (cost $133,024,645)			127,671,017

Options Purchased*~ — 0.0%
(cost $0)	10,170
Options Written*~ — (0.0)%
(premiums received $0)	(10,173)

Total Long-Term Investments (cost $8,817,103,684)	10,741,252,683

	Shares
Short-Term Investments — 10.8%
Affiliated Mutual Funds — 10.2%
PGIM Core Ultra Short Bond Fund(wa)	1,047,287,900	1,047,287,900
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $170,026,096; includes $169,494,581 of cash collateral for securities on loan)(b)(wa)	170,128,173	170,026,096

Total Affiliated Mutual Funds (cost $1,217,313,996)		1,217,313,996

Interest Rate	Maturity Date	Principal Amount (000)#
Foreign Treasury Obligation(n) — 0.0%
Canadian Treasury Bills
2.673%	10/08/25	CAD	490	351,848
(cost $355,262)
U.S. Treasury Obligations(n) — 0.6%
U.S. Treasury Bills
4.222%	12/04/25(h)		170	168,823
3.965%	12/11/25(k)		65,000	64,506,451

Total U.S. Treasury Obligations (cost $64,665,453)					64,675,274

Options Purchased*~ — 0.0%
(cost $296,187)	120,138

Total Short-Term Investments (cost $1,282,630,898)	1,282,461,256

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.0% (cost $10,099,734,582)	12,023,713,939

Value
Options Written*~ — (0.0)%
(premiums received $678,966)	$(445,440)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.0% (cost $10,099,055,616)	12,023,268,499

Liabilities in excess of other assets(z) — (1.0)%	(114,261,117)

Net Assets — 100.0%	$11,909,007,382

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap

A37

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CA	Credit Agricole Securities Inc.
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CMBX	Commercial Mortgage-Backed Index
CME	Chicago Mercantile Exchange
CMS	Constant Maturity Swap
CORRA	Canadian Overnight Repo Rate Average
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LP	Limited Partnership
M	Monthly payment frequency for swaps
MPLE	Maple Bonds
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SHIR	Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TD	The Toronto-Dominion Bank
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $166,186,630; cash collateral of $169,494,581 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

A38

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$49,725	$194,658	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	08/13/25	204,500	205,190	0.0
Total		$254,225	$399,848	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		36		90	$225
3 Month SOFR	Call	12/12/25	$99.75		5		13	31
Total Exchange Traded (cost $574)								$256

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		7,105	$91
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		1,217	16
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		14,210	181
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		2,435	31
Currency Option EUR vs HUF	Call	CITI	10/10/25	430.00		—	EUR	961	3
Currency Option EUR vs PLN	Call	CITI	10/13/25	5.00		—	EUR	972	—
Currency Option EUR vs PLN	Call	MSI	10/16/25	5.00		—	EUR	965	1
Currency Option EUR vs TRY	Call	JPM	10/16/25	99.00		—	EUR	965	178
Currency Option EUR vs TRY	Call	JPM	10/23/25	99.00		—	EUR	1,783	701
Currency Option EUR vs TRY	Call	JPM	10/30/25	99.00		—	EUR	3,132	1,849
Currency Option USD vs BRL	Call	MSI	10/09/25	6.50		—		1,135	4
Currency Option USD vs BRL	Call	HSBC	11/06/25	7.00		—		1,127	69
Currency Option USD vs CNH	Call	CITI	12/05/25	7.70		—		9,037	66
Currency Option USD vs JPY	Call	MSI	10/07/25	160.00		—		1,130	—
Currency Option USD vs JPY	Call	MSI	10/14/25	165.00		—		1,128	—
Currency Option USD vs KRW	Call	MSI	10/13/25	1,500.00		—		455	1
Currency Option USD vs KRW	Call	JPM	10/23/25	1,600.00		—		2,738	2
Currency Option USD vs TRY	Call	JPM	10/02/25	43.75		—		2,257	17
Currency Option USD vs TRY	Call	CITI	10/02/25	99.00		—		2,257	—
Currency Option USD vs TRY	Call	JPM	10/07/25	99.00		—		3,954	120
Currency Option USD vs TRY	Call	JPM	10/15/25	99.00		—		1,137	215
Currency Option USD vs TRY	Call	CITI	10/16/25	99.00		—		2,278	588
Currency Option USD vs TRY	Call	JPM	11/11/25	99.00		—		1,135	1,580
Currency Option USD vs TWD	Call	MSI	10/16/25	33.00		—		1,139	9
Currency Option USD vs TWD	Call	JPM	10/22/25	33.00		—		1,053	21
Currency Option USD vs ZAR	Call	MSI	10/16/25	20.00		—		1,139	10
Currency Option EUR vs USD	Put	CITI	10/10/25	1.10		—	EUR	969	1
Currency Option USD vs CNH	Put	CITI	12/05/25	6.90		—		9,037	3,862
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		7,300	5
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		2,024	1
Currency Option USD vs JPY	Put	CITI	10/09/25	130.00		—		1,703	—
Currency Option USD vs JPY	Put	DB	10/15/25	130.00		—		1,708	1
Currency Option USD vs KRW	Put	MSI	10/13/25	1,375.00		—		455	213
Currency Option USD vs TWD	Put	MSI	10/09/25	26.00		—		1,024	—
Currency Option USD vs TWD	Put	MSI	10/09/25	27.00		—		1,135	2
A39

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs TWD	Put	MSI	11/12/25	22.00		—		2,359	$5
Currency Option USD vs TWD	Put	MSI	11/19/25	23.00		—		1,125	5
Currency Option USD vs TWD	Put	MSI	11/21/25	20.00		—		563	—
Currency Option USD vs ZAR	Put	MSI	10/20/25	16.00		—		844	9
Total OTC Traded (cost $38,936)									$9,857

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.81%	2.81%(A)	1 Day SOFR(A)/ 4.240%		6,495	$2,824
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.05%	3 Month EURIBOR(Q)/ 2.032%	2.05%(A)	EUR	2,940	1,200
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	3.50%	3 Month EURIBOR(Q)/ 2.032%	3.50%(A)	EUR	2,940	—
2-Year Interest Rate Swap, 11/18/27	Put	CITI	11/14/25	3.54%	1 Day SOFR(A)/ 4.240%	3.54%(A)		3,250	1,712
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.61%	1 Day SOFR(A)/ 4.240%	3.61%(A)		3,400	10,151
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	7.22%	1 Day SOFR(A)/ 4.240%	7.22%(A)		3,400	19
10-Year Interest Rate Swap, 10/30/35	Put	JPM	10/28/25	4.13%	1 Day SOFR(A)/ 4.240%	4.13%(A)		765	106
30-Year Interest Rate Swap, 11/04/55	Put	JPM	10/31/25	4.05%	1 Day SOFR(A)/ 4.240%	4.05%(A)		390	2,986
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	10/15/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		68,340	7,732
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	12/17/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		90,000	93,465
Total OTC Swaptions (cost $256,677)									$120,195
Total Options Purchased (cost $296,187)									$130,308
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25		16		40	$(100)
3 Month SOFR	Call	12/12/25	$99.25		2		5	(13)
Total Exchange Traded (premiums received $87)								$(113)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	10/10/25	393.00		—	EUR	961	$(1,783)
Currency Option EUR vs PLN	Call	CITI	10/13/25	4.27		—	EUR	972	(3,242)
Currency Option EUR vs PLN	Call	MSI	10/16/25	4.25		—	EUR	965	(7,078)
A40

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs TRY	Call	JPM	10/16/25	52.00		—	EUR	965	$(4,041)
Currency Option EUR vs TRY	Call	JPM	10/23/25	51.50		—	EUR	1,783	(14,556)
Currency Option EUR vs TRY	Call	JPM	10/30/25	52.00		—	EUR	3,132	(32,690)
Currency Option USD vs BRL	Call	MSI	10/09/25	5.55		—		1,135	(637)
Currency Option USD vs BRL	Call	HSBC	11/06/25	5.70		—		1,127	(2,936)
Currency Option USD vs CNH	Call	CITI	12/05/25	7.22		—		9,037	(5,812)
Currency Option USD vs JPY	Call	MSI	10/07/25	148.50		—		1,130	(3,636)
Currency Option USD vs JPY	Call	MSI	10/14/25	145.00		—		1,128	(21,977)
Currency Option USD vs KRW	Call	MSI	10/13/25	1,400.00		—		455	(3,062)
Currency Option USD vs KRW	Call	JPM	10/23/25	1,385.00		—		2,738	(41,944)
Currency Option USD vs TRY	Call	CITI	10/02/25	43.75		—		2,257	(17)
Currency Option USD vs TRY	Call	JPM	10/15/25	42.50		—		1,137	(5,188)
Currency Option USD vs TRY	Call	CITI	10/16/25	43.00		—		2,278	(9,017)
Currency Option USD vs TRY	Call	JPM	11/11/25	44.00		—		1,135	(12,704)
Currency Option USD vs TWD	Call	MSI	10/16/25	30.10		—		1,139	(14,941)
Currency Option USD vs TWD	Call	JPM	10/22/25	30.25		—		1,053	(10,519)
Currency Option USD vs ZAR	Call	MSI	10/16/25	17.60		—		1,139	(2,500)
Currency Option EUR vs USD	Put	CITI	10/10/25	1.18		—	EUR	969	(4,884)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		4,664	(4,025)
Currency Option USD vs JPY	Put	CITI	10/09/25	148.00		—		1,703	(12,169)
Currency Option USD vs JPY	Put	DB	10/15/25	146.50		—		1,708	(7,035)
Currency Option USD vs TWD	Put	MSI	10/09/25	29.75		—		1,135	(322)
Currency Option USD vs TWD	Put	MSI	10/09/25	29.80		—		1,024	(339)
Currency Option USD vs TWD	Put	MSI	11/12/25	29.25		—		2,359	(3,766)
Currency Option USD vs TWD	Put	MSI	11/19/25	29.50		—		1,125	(3,156)
Currency Option USD vs TWD	Put	MSI	11/21/25	29.50		—		563	(1,672)
Currency Option USD vs ZAR	Put	MSI	10/20/25	17.40		—		844	(10,179)
Total OTC Traded (premiums received $416,826)									$(245,827)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.37%	1 Day SOFR(A)/ 4.240%	2.37%(A)		12,990	$(2,070)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	10/15/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		68,340	(35,250)
CDX.NA.IG.44.V1, 06/20/30	Call	RBC	12/17/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		90,000	(91,600)
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.20%	2.20%(A)	3 Month EURIBOR(Q)/ 2.032%	EUR	5,880	(186)
2-Year Interest Rate Swap, 11/18/27	Put	CITI	11/14/25	3.68%	3.68%(A)	1 Day SOFR(A)/ 4.240%		6,500	(934)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.86%	3.86%(A)	1 Day SOFR(A)/ 4.240%		3,400	(6,316)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	4.11%	4.11%(A)	1 Day SOFR(A)/ 4.240%		3,400	(3,857)
10-Year Interest Rate Swap, 10/30/35	Put	JPM	10/28/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.240%		1,530	(32)
30-Year Interest Rate Swap, 11/04/55	Put	JPM	10/31/25	4.17%	4.17%(A)	1 Day SOFR(A)/ 4.240%		780	(2,481)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	10/15/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)		68,340	(1,428)
A41

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	71,170	$(20,378)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	13,810	(3,954)
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	12/17/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	90,000	(37,932)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	6,210	(2,367)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	2,330	(888)
Total OTC Swaptions (premiums received $262,053)								$(209,673)
Total Options Written (premiums received $678,966)								$(455,613)

Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
76	3 Month CME SOFR	Mar. 2026	$18,299,850	$16,887
64	3 Month Euro EURIBOR	Dec. 2026	18,404,408	(21,486)
343	2 Year U.S. Treasury Notes	Dec. 2025	71,480,664	(32,531)
50	5 Year Canadian Government Bonds	Dec. 2025	4,143,134	7,516
2,391	5 Year U.S. Treasury Notes	Dec. 2025	261,085,986	17,379
30	10 Year Korean Treasury Bonds	Dec. 2025	2,509,818	(24,376)
13	10 Year Canadian Government Bonds	Dec. 2025	1,143,910	23,589
5	10 Year Japanese Bonds	Dec. 2025	4,591,067	(35,162)
51	10 Year U.K. Gilt	Dec. 2025	6,230,707	15,121
1,527	10 Year U.S. Treasury Notes	Dec. 2025	171,787,500	417,438
712	10 Year U.S. Ultra Treasury Notes	Dec. 2025	81,935,629	928,939
1,023	20 Year U.S. Treasury Bonds	Dec. 2025	119,275,406	2,298,370
32	30 Year Euro Buxl	Dec. 2025	4,300,968	(18,739)
311	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	37,339,438	602,577
98	Euro-BTP Italian Government Bond	Dec. 2025	13,788,419	146,128
1,978	Mini MSCI EAFE Index	Dec. 2025	275,466,170	(133,936)
386	Russell 2000 E-Mini Index	Dec. 2025	47,391,150	257,848
985	S&P 500 E-Mini Index	Dec. 2025	331,883,438	2,546,748
39	Short Euro-BTP	Dec. 2025	4,942,122	3,737
				7,016,047
Short Positions:
64	3 Month Euro EURIBOR	Dec. 2028	18,323,633	(3,772)
146	2 Year U.S. Treasury Notes	Dec. 2025	30,426,172	(3,029)
104	5 Year Euro-Bobl	Dec. 2025	14,384,742	939
154	5 Year U.S. Treasury Notes	Dec. 2025	16,816,078	488
158	10 Year Euro-Bund	Dec. 2025	23,849,722	8,456
42	10 Year U.S. Treasury Notes	Dec. 2025	4,725,000	(6,094)
41	10 Year U.S. Ultra Treasury Notes	Dec. 2025	4,718,203	23,943
30	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	3,601,875	(30,044)
69	British Pound Currency	Dec. 2025	5,800,744	24,390
26	Canadian Dollar Currency	Dec. 2025	1,874,600	15,295
489	Euro Currency	Dec. 2025	72,078,600	(441,005)
68	Euro Schatz Index	Dec. 2025	8,540,791	7,639
A42

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Futures contracts outstanding at September 30, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
4	Euro-OAT	Dec. 2025	$569,884	$(6,251)
				(409,045)
				$6,607,002
Bond forward contract outstanding at September 30, 2025:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

U.S. Treasury Bond
5.000%, 05/15/45	JPM	12/03/25	6,640	$100.87	$6,697,871	$6,892,842	$194,971	$—
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/15/25	MSI	AUD	579	$381,365	$383,343	$1,978	$—
Expiring 10/15/25	WBC	AUD	1,069	696,758	707,516	10,758	—
Expiring 10/22/25	CITI	AUD	359	238,020	237,515	—	(505)
Expiring 10/22/25	HSBC	AUD	36	24,093	23,908	—	(185)
Expiring 10/22/25	MSI	AUD	1,020	667,395	674,831	7,436	—
Brazilian Real,
Expiring 10/02/25	GSI	BRL	31,198	5,688,445	5,858,981	170,536	—
Expiring 10/02/25	GSI	BRL	5,450	1,021,000	1,023,576	2,576	—
Expiring 11/04/25	GSI	BRL	36,649	6,842,802	6,826,313	—	(16,489)
British Pound,
Expiring 10/22/25	BNP	GBP	1,162	1,572,326	1,562,692	—	(9,634)
Expiring 10/22/25	CITI	GBP	1,031	1,386,349	1,386,185	—	(164)
Expiring 10/22/25	CITI	GBP	494	670,070	664,688	—	(5,382)
Expiring 10/22/25	CITI	GBP	491	666,115	660,234	—	(5,881)
Expiring 10/22/25	CITI	GBP	102	137,914	136,795	—	(1,119)
Expiring 10/22/25	CITI	GBP	49	66,760	66,463	—	(297)
Expiring 10/22/25	JPM	GBP	86	115,281	115,485	204	—
Expiring 10/22/25	MSI	GBP	294	399,124	395,227	—	(3,897)
Expiring 10/22/25	MSI	GBP	20	26,541	26,554	13	—
Expiring 10/22/25	MSI	GBP	18	24,867	24,511	—	(356)
Expiring 10/22/25	MSI	GBP	15	19,749	19,744	—	(5)
Expiring 12/17/25	WBC	GBP	1,158	1,570,035	1,557,271	—	(12,764)
Canadian Dollar,
Expiring 10/15/25	WBC	CAD	348	255,468	250,242	—	(5,226)
Chilean Peso,
Expiring 12/17/25	CA	CLP	1,161,372	1,197,204	1,207,896	10,692	—
Chinese Renminbi,
Expiring 10/22/25	BNP	CNH	1,692	238,306	237,758	—	(548)
Expiring 10/22/25	GSI	CNH	2,876	404,825	404,062	—	(763)
Expiring 11/19/25	CITI	CNH	2,621	366,997	368,963	1,966	—
Expiring 11/19/25	MSI	CNH	4,834	677,062	680,611	3,549	—
Expiring 12/17/25	MSI	CNH	5,736	809,001	809,038	37	—
Czech Koruna,
Expiring 12/17/25	CITI	CZK	11,258	542,075	543,977	1,902	—
A43

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 10/22/25	BNP	EUR	1,639	$1,926,223	$1,926,356	$133	$—
Expiring 10/22/25	CITI	EUR	3,311	3,926,874	3,892,256	—	(34,618)
Expiring 10/22/25	CITI	EUR	1,217	1,433,256	1,430,738	—	(2,518)
Expiring 10/22/25	GSI	EUR	1,781	2,082,564	2,093,660	11,096	—
Expiring 10/22/25	HSBC	EUR	2,012	2,360,070	2,364,935	4,865	—
Expiring 10/22/25	HSBC	EUR	138	162,152	161,865	—	(287)
Expiring 10/22/25	MSI	EUR	3,532	4,110,860	4,152,398	41,538	—
Expiring 10/22/25	MSI	EUR	1,744	2,029,679	2,049,993	20,314	—
Expiring 10/22/25	MSI	EUR	345	402,790	405,143	2,353	—
Expiring 12/17/25	GSI	EUR	850	1,002,161	1,002,195	34	—
Expiring 12/17/25	MSI	EUR	257	303,252	303,323	71	—
Hong Kong Dollar,
Expiring 11/19/25	GSI	HKD	27,280	3,506,171	3,509,663	3,492	—
Hungarian Forint,
Expiring 10/22/25	BARC	HUF	235,020	713,000	706,523	—	(6,477)
Expiring 10/22/25	BARC	HUF	191,738	566,000	576,408	10,408	—
Expiring 10/22/25	BARC	HUF	176,383	511,423	530,248	18,825	—
Expiring 10/22/25	DB	HUF	195,096	584,000	586,502	2,502	—
Expiring 10/22/25	GSI	HUF	273,331	823,000	821,694	—	(1,306)
Expiring 10/22/25	GSI	HUF	225,469	682,000	677,811	—	(4,189)
Expiring 10/22/25	UAG	HUF	241,855	726,000	727,072	1,072	—
Expiring 10/22/25	UAG	HUF	234,107	709,000	703,778	—	(5,222)
Expiring 10/22/25	UAG	HUF	232,460	705,000	698,828	—	(6,172)
Indian Rupee,
Expiring 12/17/25	BOA	INR	143,472	1,609,500	1,607,279	—	(2,221)
Expiring 12/17/25	BOA	INR	62,372	707,000	698,738	—	(8,262)
Expiring 12/17/25	CITI	INR	120,494	1,352,501	1,349,862	—	(2,639)
Expiring 12/17/25	CITI	INR	51,943	582,750	581,907	—	(843)
Expiring 12/17/25	HSBC	INR	118,065	1,323,000	1,322,641	—	(359)
Expiring 12/17/25	HSBC	INR	58,012	654,000	649,888	—	(4,112)
Expiring 12/17/25	UAG	INR	1,507,210	17,009,721	16,884,827	—	(124,894)
Indonesian Rupiah,
Expiring 12/17/25	HSBC	IDR	25,787,965	1,571,000	1,542,211	—	(28,789)
Expiring 12/17/25	HSBC	IDR	21,859,679	1,331,000	1,307,286	—	(23,714)
Expiring 12/17/25	HSBC	IDR	21,495,989	1,287,000	1,285,537	—	(1,463)
Expiring 12/17/25	HSBC	IDR	18,845,452	1,143,500	1,127,025	—	(16,475)
Expiring 12/17/25	HSBC	IDR	14,287,446	869,000	854,440	—	(14,560)
Expiring 12/17/25	HSBC	IDR	12,517,182	748,000	748,572	572	—
Israeli Shekel,
Expiring 10/15/25	MSI	ILS	6,383	1,919,277	1,927,004	7,727	—
Japanese Yen,
Expiring 10/22/25	BNP	JPY	97,795	664,197	662,912	—	(1,285)
Expiring 10/22/25	CITI	JPY	59,349	406,433	402,303	—	(4,130)
Expiring 10/22/25	HSBC	JPY	5,562	37,514	37,703	189	—
Expiring 10/22/25	HSBC	JPY	3,880	26,309	26,298	—	(11)
Expiring 10/22/25	HSBC	JPY	3,766	25,585	25,531	—	(54)
Expiring 10/22/25	MSI	JPY	443,870	3,011,974	3,008,809	—	(3,165)
Expiring 10/22/25	MSI	JPY	6,844	46,628	46,396	—	(232)
Expiring 11/19/25	CITI	JPY	593,935	4,083,931	4,036,979	—	(46,952)
Expiring 11/19/25	GSI	JPY	96,409	662,919	655,295	—	(7,624)
Expiring 11/19/25	GSI	JPY	86,767	592,733	589,752	—	(2,981)
Expiring 11/19/25	MSI	JPY	673,250	4,595,026	4,576,087	—	(18,939)
New Taiwanese Dollar,
Expiring 12/17/25	JPM	TWD	56,791	1,897,148	1,875,291	—	(21,857)
A44

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 10/15/25	MSI	NZD	682	$410,820	$395,617	$—	$(15,203)
Expiring 10/22/25	BNP	NZD	2,245	1,337,844	1,302,731	—	(35,113)
Expiring 10/22/25	CITI	NZD	1,122	663,185	651,013	—	(12,172)
Expiring 10/22/25	MSI	NZD	1,124	669,478	652,006	—	(17,472)
Norwegian Krone,
Expiring 12/17/25	MSI	NOK	14,997	1,517,791	1,503,064	—	(14,727)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	9,242	2,623,794	2,656,460	32,666	—
Expiring 12/17/25	CITI	PEN	4,621	1,313,911	1,328,230	14,319	—
Expiring 12/17/25	CITI	PEN	3,706	1,054,000	1,065,183	11,183	—
Expiring 12/17/25	CITI	PEN	3,671	1,042,000	1,055,218	13,218	—
Expiring 12/17/25	SSB	PEN	4,621	1,311,190	1,328,230	17,040	—
Philippine Peso,
Expiring 12/17/25	CITI	PHP	42,923	750,000	734,157	—	(15,843)
Expiring 12/17/25	MSI	PHP	503,119	8,751,185	8,605,464	—	(145,721)
Polish Zloty,
Expiring 10/22/25	BARC	PLN	1,399	383,034	384,668	1,634	—
Expiring 10/22/25	BNP	PLN	1,372	377,130	377,434	304	—
Singapore Dollar,
Expiring 11/19/25	CITI	SGD	3,779	2,969,479	2,940,675	—	(28,804)
South African Rand,
Expiring 10/22/25	HSBC	ZAR	35,195	2,017,766	2,034,762	16,996	—
Expiring 12/17/25	BARC	ZAR	26,126	1,485,792	1,504,398	18,606	—
South Korean Won,
Expiring 11/19/25	MSI	KRW	1,510,541	1,094,468	1,078,099	—	(16,369)
Swedish Krona,
Expiring 10/22/25	MSI	SEK	6,226	668,173	662,305	—	(5,868)
Expiring 12/17/25	CITI	SEK	37,576	4,058,437	4,010,786	—	(47,651)
Swiss Franc,
Expiring 10/22/25	MSI	CHF	1,315	1,655,588	1,656,244	656	—
Expiring 12/17/25	CITI	CHF	553	700,842	700,531	—	(311)
Expiring 12/17/25	GSI	CHF	9,334	11,839,890	11,834,591	—	(5,299)
Expiring 12/17/25	WBC	CHF	167	212,024	211,744	—	(280)
Thai Baht,
Expiring 10/22/25	MSI	THB	7,704	239,031	238,173	—	(858)
Expiring 12/17/25	JPM	THB	26,364	821,000	818,818	—	(2,182)
Turkish Lira,
Expiring 10/22/25	GSI	TRY	14,968	350,225	353,442	3,217	—
Expiring 12/22/25	MSI	TRY	17,509	372,117	393,564	21,447	—
				$154,819,262	$154,483,948	488,124	(823,438)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/15/25	CITI	AUD	247	$161,400	$163,212	$—	$(1,812)
Expiring 10/15/25	WBC	AUD	1,109	728,291	734,189	—	(5,898)
Expiring 10/22/25	BARC	AUD	1,437	938,250	951,148	—	(12,898)
Expiring 10/22/25	CITI	AUD	1,015	668,967	671,693	—	(2,726)
Expiring 10/22/25	GSI	AUD	4,812	3,200,383	3,185,427	14,956	—
Expiring 10/22/25	MSI	AUD	1,015	665,821	671,693	—	(5,872)
Brazilian Real,
Expiring 10/02/25	GSI	BRL	36,649	6,895,979	6,882,557	13,422	—
A45

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 10/22/25	BNP	GBP	7,593	$10,281,222	$10,212,822	$68,400	$—
Expiring 10/22/25	CITI	GBP	491	670,587	660,235	10,352	—
Expiring 10/22/25	GSI	GBP	290	389,019	389,898	—	(879)
Expiring 10/22/25	GSI	GBP	93	126,008	124,850	1,158	—
Expiring 10/22/25	HSBC	GBP	20	27,540	27,234	306	—
Expiring 10/22/25	HSBC	GBP	1	1,102	1,102	—	—
Expiring 10/22/25	MSI	GBP	497	667,538	668,821	—	(1,283)
Expiring 10/22/25	MSI	GBP	30	40,586	40,851	—	(265)
Expiring 10/22/25	MSI	GBP	21	28,715	28,595	120	—
Expiring 10/22/25	MSI	GBP	10	12,844	12,781	63	—
Expiring 10/22/25	MSI	GBP	1	1,102	1,095	7	—
Expiring 10/22/25	TD	GBP	7,149	9,584,284	9,615,757	—	(31,473)
Expiring 10/22/25	TD	GBP	2,247	3,012,182	3,022,073	—	(9,891)
Expiring 12/17/25	GSI	GBP	6,115	8,287,650	8,224,428	63,222	—
Expiring 12/17/25	MSI	GBP	3,300	4,474,988	4,438,584	36,404	—
Canadian Dollar,
Expiring 10/15/25	CITI	CAD	3,742	2,744,889	2,691,109	53,780	—
Expiring 10/15/25	GSI	CAD	873	627,953	627,618	335	—
Expiring 10/15/25	MSI	CAD	364	266,756	261,531	5,225	—
Expiring 10/15/25	MSI	CAD	51	37,117	36,530	587	—
Expiring 10/22/25	BARC	CAD	5,815	4,275,441	4,182,935	92,506	—
Expiring 10/22/25	BNP	CAD	6,603	4,773,570	4,749,924	23,646	—
Expiring 10/22/25	BNP	CAD	69	50,490	49,467	1,023	—
Expiring 10/22/25	GSI	CAD	4	2,898	2,899	—	(1)
Expiring 10/22/25	GSI	CAD	2	1,666	1,657	9	—
Expiring 10/22/25	HSBC	CAD	4	2,895	2,899	—	(4)
Expiring 10/22/25	MSI	CAD	228	163,997	163,980	17	—
Expiring 10/22/25	MSI	CAD	21	15,147	15,028	119	—
Chilean Peso,
Expiring 12/17/25	BOA	CLP	603,985	627,999	628,180	—	(181)
Expiring 12/17/25	HSBC	CLP	1,419,836	1,496,000	1,476,714	19,286	—
Chinese Renminbi,
Expiring 10/22/25	BNP	CNH	1,698	239,356	238,599	757	—
Expiring 12/17/25	BOA	CNH	7,911	1,118,000	1,115,896	2,104	—
Expiring 12/17/25	TD	CNH	98,048	13,832,169	13,830,267	1,902	—
Expiring 12/17/25	TD	CNH	39,433	5,562,979	5,562,214	765	—
Colombian Peso,
Expiring 12/17/25	GSI	COP	2,393,121	598,280	604,027	—	(5,747)
Expiring 12/17/25	GSI	COP	2,111,354	526,352	532,909	—	(6,557)
Expiring 12/17/25	MSI	COP	2,393,121	602,437	604,027	—	(1,590)
Czech Koruna,
Expiring 10/22/25	BARC	CZK	88,901	4,210,384	4,289,816	—	(79,432)
Expiring 10/22/25	BNP	CZK	68,903	3,318,787	3,324,845	—	(6,058)
Expiring 12/17/25	MSI	CZK	11,282	546,809	545,132	1,677	—
Danish Krone,
Expiring 12/17/25	MSI	DKK	6,447	1,019,229	1,019,389	—	(160)
Euro,
Expiring 10/22/25	BARC	EUR	35,012	40,935,019	41,162,206	—	(227,187)
Expiring 10/22/25	BARC	EUR	6,360	7,435,909	7,477,178	—	(41,269)
Expiring 10/22/25	BARC	EUR	18	21,220	21,162	58	—
Expiring 10/22/25	BNP	EUR	403	472,005	474,236	—	(2,231)
Expiring 10/22/25	CITI	EUR	403	474,336	473,890	446	—
Expiring 10/22/25	CITI	EUR	192	225,936	225,454	482	—
Expiring 10/22/25	DB	EUR	25,927	30,526,893	30,481,362	45,531	—
Expiring 10/22/25	DB	EUR	4,710	5,545,257	5,536,986	8,271	—
A46

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/22/25	HSBC	EUR	106	$124,261	$124,490	$—	$(229)
Expiring 10/22/25	HSBC	EUR	15	17,388	17,422	—	(34)
Expiring 10/22/25	HSBC	EUR	3	3,102	3,092	10	—
Expiring 10/22/25	HSBC	EUR	1	1,103	1,107	—	(4)
Expiring 10/22/25	JPM	EUR	6,196	7,294,959	7,284,702	10,257	—
Expiring 10/22/25	JPM	EUR	270	320,214	317,002	3,212	—
Expiring 10/22/25	JPM	EUR	177	208,898	207,508	1,390	—
Expiring 10/22/25	JPM	EUR	152	180,365	179,227	1,138	—
Expiring 10/22/25	MSI	EUR	38,877	45,677,475	45,705,928	—	(28,453)
Expiring 10/22/25	MSI	EUR	1,222	1,427,975	1,436,931	—	(8,956)
Expiring 10/22/25	MSI	EUR	484	568,050	568,947	—	(897)
Expiring 10/22/25	MSI	EUR	386	454,137	453,475	662	—
Expiring 10/22/25	MSI	EUR	220	258,322	258,441	—	(119)
Expiring 10/22/25	MSI	EUR	171	201,333	201,449	—	(116)
Expiring 10/22/25	MSI	EUR	2	2,083	2,079	4	—
Expiring 10/22/25	MSI	EUR	1	1,105	1,103	2	—
Expiring 10/22/25	SSB	EUR	35,012	41,117,430	41,162,205	—	(44,775)
Expiring 10/22/25	SSB	EUR	6,360	7,469,044	7,477,178	—	(8,134)
Expiring 10/22/25	SSB	EUR	1,284	1,487,000	1,509,260	—	(22,260)
Expiring 10/22/25	TD	EUR	1,941	2,278,874	2,282,453	—	(3,579)
Expiring 10/22/25	UAG	EUR	34,111	40,141,888	40,102,622	39,266	—
Expiring 12/17/25	CITI	EUR	1,710	2,016,050	2,016,065	—	(15)
Expiring 12/17/25	WBC	EUR	4,587	5,407,094	5,408,998	—	(1,904)
Hungarian Forint,
Expiring 10/22/25	MSI	HUF	843,901	2,518,167	2,536,958	—	(18,791)
Expiring 10/22/25	UAG	HUF	429,869	1,287,000	1,292,282	—	(5,282)
Expiring 10/22/25	UAG	HUF	224,362	671,999	674,482	—	(2,483)
Indian Rupee,
Expiring 12/17/25	BOA	INR	99,152	1,119,000	1,110,768	8,232	—
Expiring 12/17/25	CITI	INR	106,872	1,208,000	1,197,252	10,748	—
Indonesian Rupiah,
Expiring 12/17/25	CITI	IDR	16,802,090	1,018,000	1,004,824	13,176	—
Expiring 12/17/25	JPM	IDR	9,834,306	594,976	588,126	6,850	—
Japanese Yen,
Expiring 10/22/25	BNP	JPY	142,410	966,304	965,337	967	—
Expiring 10/22/25	BNP	JPY	2,692	18,341	18,246	95	—
Expiring 10/22/25	HSBC	JPY	263,029	1,790,920	1,782,962	7,958	—
Expiring 10/22/25	HSBC	JPY	216	1,465	1,464	1	—
Expiring 10/22/25	HSBC	JPY	164	1,109	1,115	—	(6)
Expiring 10/22/25	HSBC	JPY	164	1,118	1,109	9	—
Expiring 10/22/25	HSBC	JPY	162	1,100	1,096	4	—
Expiring 10/22/25	MSI	JPY	97,604	667,258	661,620	5,638	—
Expiring 10/22/25	MSI	JPY	778	5,283	5,276	7	—
Expiring 11/19/25	GSI	JPY	69,011	471,534	469,070	2,464	—
Expiring 11/19/25	WBC	JPY	659,085	4,498,140	4,479,808	18,332	—
Mexican Peso,
Expiring 10/22/25	GSI	MXN	47,395	2,552,181	2,581,812	—	(29,631)
Expiring 10/22/25	GSI	MXN	2,820	152,156	153,639	—	(1,483)
Expiring 12/17/25	DB	MXN	13,104	695,801	709,594	—	(13,793)
New Zealand Dollar,
Expiring 10/22/25	CITI	NZD	1,124	672,650	652,288	20,362	—
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	4,828	1,379,000	1,387,639	—	(8,639)
Expiring 12/17/25	CITI	PEN	3,351	959,000	963,249	—	(4,249)
Expiring 12/17/25	CITI	PEN	3,344	957,000	961,158	—	(4,158)
A47

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 12/17/25	CITI	PEN	3,331	$952,000	$957,340	$—	$(5,340)
Expiring 12/17/25	CITI	PEN	3,029	864,000	870,684	—	(6,684)
Expiring 12/17/25	CITI	PEN	2,818	804,000	809,934	—	(5,934)
Expiring 12/17/25	CITI	PEN	2,549	730,000	732,603	—	(2,603)
Expiring 12/17/25	SSB	PEN	3,151	896,000	905,677	—	(9,677)
Philippine Peso,
Expiring 12/17/25	CITI	PHP	57,886	992,499	990,088	2,411	—
Expiring 12/17/25	CITI	PHP	56,452	967,000	965,576	1,424	—
Expiring 12/17/25	MSI	PHP	27,348	469,098	467,774	1,324	—
Polish Zloty,
Expiring 10/22/25	BARC	PLN	2,737	750,000	752,896	—	(2,896)
Expiring 10/22/25	BARC	PLN	212	57,989	58,236	—	(247)
Romanian Leu,
Expiring 10/22/25	GSI	RON	810	186,762	186,734	28	—
Singapore Dollar,
Expiring 10/22/25	HSBC	SGD	3,286	2,568,550	2,552,019	16,531	—
Expiring 12/17/25	BOA	SGD	852	667,000	664,304	2,696	—
Expiring 12/17/25	JPM	SGD	1,700	1,336,000	1,325,182	10,818	—
Expiring 12/17/25	MSI	SGD	22,749	17,809,684	17,738,386	71,298	—
Expiring 12/17/25	UAG	SGD	943	739,000	735,494	3,506	—
South Korean Won,
Expiring 11/19/25	GSI	KRW	1,512,536	1,096,049	1,079,524	16,525	—
Expiring 12/17/25	JPM	KRW	1,008,988	729,923	721,177	8,746	—
Swedish Krona,
Expiring 10/22/25	GSI	SEK	5,778	618,966	614,643	4,323	—
Swiss Franc,
Expiring 10/22/25	GSI	CHF	911	1,145,441	1,146,926	—	(1,485)
Expiring 12/17/25	MSI	CHF	541	687,203	686,076	1,127	—
Thai Baht,
Expiring 10/22/25	GSI	THB	7,569	238,306	233,988	4,318	—
Expiring 10/22/25	MSI	THB	52,355	1,655,084	1,618,580	36,504	—
Expiring 12/17/25	CITI	THB	23,309	736,000	723,929	12,071	—
Expiring 12/17/25	CITI	THB	22,494	713,000	698,638	14,362	—
Expiring 12/17/25	HSBC	THB	129,077	4,018,648	4,008,905	9,743	—
Expiring 12/17/25	MSI	THB	129,077	4,096,901	4,008,905	87,996	—
Expiring 12/17/25	MSI	THB	19,064	605,000	592,080	12,920	—
				$411,158,388	$410,908,267	936,391	(686,270)
						$1,424,515	$(1,509,708)
Cross currency exchange contracts outstanding at September 30, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/22/25	Buy	AUD	1,021	EUR	571	$4,907	$—	CITI
10/22/25	Buy	EUR	961	HUF	379,874	—	(12,170)	CITI
10/22/25	Buy	GBP	493	CHF	532	—	(6,259)	GSI
10/22/25	Buy	NZD	1,157	EUR	570	740	—	CITI
10/22/25	Buy	SEK	3,127	CHF	265	—	(1,472)	MSI
10/22/25	Buy	SEK	3,153	EUR	285	—	(76)	CITI
10/22/25	Buy	SEK	6,299	CHF	532	—	(15)	BARC
						$5,647	$(19,992)
A48

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreements outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/30	1.000%(Q)	500	$55,863	$12	$55,851	MSI
Dominican Republic	06/20/30	1.000%(Q)	500	6,628	12	6,616	MSI
Emirate of Abu Dhabi	06/20/30	1.000%(Q)	500	(15,883)	12	(15,895)	MSI
Federal Republic of Nigeria	06/20/30	1.000%(Q)	500	58,200	12	58,188	MSI
Federation of Malaysia	06/20/30	1.000%(Q)	750	(19,971)	19	(19,990)	MSI
Federative Republic of Brazil	06/20/30	1.000%(Q)	2,250	22,572	56	22,516	MSI
Kingdom of Bahrain	06/20/30	1.000%(Q)	500	10,977	12	10,965	MSI
Kingdom of Morocco	06/20/30	1.000%(Q)	500	(7,264)	12	(7,276)	MSI
Kingdom of Saudi Arabia	06/20/30	1.000%(Q)	1,250	(20,155)	31	(20,186)	MSI
People’s Republic of China	06/20/30	1.000%(Q)	2,250	(64,018)	56	(64,074)	MSI
Republic of Argentina	06/20/30	1.000%(Q)	500	213,291	12	213,279	MSI
Republic of Chile	06/20/30	1.000%(Q)	1,500	(35,303)	37	(35,340)	MSI
Republic of Colombia	06/20/30	1.000%(Q)	1,750	55,896	44	55,852	MSI
Republic of Indonesia	06/20/30	1.000%(Q)	2,000	(21,210)	50	(21,260)	MSI
Republic of Ivory Coast	06/20/30	1.000%(Q)	500	43,472	12	43,460	MSI
Republic of Panama	06/20/30	1.000%(Q)	500	6,179	12	6,167	MSI
Republic of Peru	06/20/30	1.000%(Q)	750	(11,915)	19	(11,934)	MSI
Republic of Philippines	06/20/30	1.000%(Q)	750	(14,787)	19	(14,806)	MSI
Republic of South Africa	06/20/30	1.000%(Q)	2,250	48,180	56	48,124	MSI
Republic of Turkey	06/20/30	1.000%(Q)	2,250	129,692	56	129,636	MSI
Sultanate of Oman	06/20/30	1.000%(Q)	500	(7,408)	12	(7,420)	MSI
United Mexican States	06/20/30	1.000%(Q)	2,250	(17,303)	56	(17,359)	MSI
				$415,733	$619	$415,114

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.43.V1	06/20/30	1.000%(Q)	25,000	1.366%	$(380,351)	$(5,118)	$(375,233)	MSI
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		480	$(11,917)	$(3,653)	$(8,264)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		480	(12,598)	(3,189)	(9,409)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		400	3,080	15,380	(12,300)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		255	(3,927)	3,045	(6,972)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,475	(36,789)	(23,953)	(12,836)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		900	(572)	56,665	(57,237)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		600	(381)	36,970	(37,351)	MSI
					$(63,104)	$81,265	$(144,369)

A49

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreements outstanding at September 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		340	0.329%	$10,043	$8,848	$1,195	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		460	0.222%	912	831	81	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	220	0.257%	1,452	1,260	192	GSI
Commerzbank AG	12/20/25	1.000%(Q)	EUR	285	0.147%	723	648	75	BARC
Commerzbank AG	12/20/25	1.000%(Q)	EUR	260	0.147%	659	585	74	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		135	0.389%	625	577	48	BARC
Kingdom of Norway	12/20/25	—%(Q)		560	0.033%	(41)	(61)	20	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		65	0.251%	244	234	10	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		65	0.261%	360	344	16	CITI
Oracle Corp.	06/20/30	1.000%(Q)		150	0.528%	3,115	3,226	(111)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		960	0.301%	23,764	8,879	14,885	JPM
Republic of Estonia	12/20/26	1.000%(Q)		190	0.150%	1,993	439	1,554	JPM
Republic of France	06/20/34	0.250%(Q)		520	0.648%	(15,243)	(9,994)	(5,249)	CITI
Republic of France	12/20/34	0.250%(Q)		1,855	0.676%	(60,809)	(40,988)	(19,821)	BOA
Republic of France	12/20/34	0.250%(Q)		920	0.676%	(30,159)	(29,023)	(1,136)	BOA
Republic of France	12/20/34	0.250%(Q)		575	0.676%	(18,849)	(17,280)	(1,569)	BOA
Republic of France	06/20/35	0.250%(Q)		1,550	0.701%	(55,989)	(53,119)	(2,870)	BARC
Republic of France	06/20/35	0.250%(Q)		690	0.701%	(24,924)	(23,989)	(935)	BARC
Republic of Italy	12/20/34	1.000%(Q)		330	0.706%	7,541	(1,891)	9,432	CITI
Republic of Italy	12/20/34	1.000%(Q)		330	0.706%	7,541	(1,891)	9,432	CITI
SoftBank Group Corp.	06/20/26	1.000%(Q)		195	0.872%	226	(692)	918	GSI
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	540	0.150%	181	195	(14)	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	435	0.170%	328	481	(153)	BARC
						$(146,307)	$(152,381)	$6,074

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	8,185	0.519%	$182,437	$188,116	$5,679

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500%(M)	645	*	$(8,583)	$(8,132)	$(451)	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	500	*	(6,646)	(12,261)	5,615	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	800	*	778	942	(164)	GSI
					$(14,451)	$(19,451)	$5,000
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
A50

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	735	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 3.746%	$(22,042)	$(18,075)	$3,967
AUD	1,670	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 3.746%	107,925	(79,684)	(187,609)
AUD	1,710	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 3.746%	(125,417)	(111,568)	13,849
AUD	525	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 3.746%	(34,898)	(38,092)	(3,194)
AUD	20	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 3.746%	(1,970)	(2,121)	(151)
AUD	190	12/03/40	2.900%(S)	6 Month BBSW(2)(S)/ 3.746%	(22,583)	(23,207)	(624)
CAD	2,445	12/03/26	2.550%(S)	1 Day CORRA(2)(S)/ 2.560%	497	(4,858)	(5,355)
CAD	1,130	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.560%	(3,902)	40,032	43,934
CAD	900	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 2.560%	13,715	(36,860)	(50,575)
CAD	860	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.560%	23,157	35,219	12,062
CAD	185	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 2.560%	(2,693)	6,872	9,565
CAD	205	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.560%	10,117	4,677	(5,440)
CHF	1,050	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ (0.045)%	—	(34,002)	(34,002)
CHF	305	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.045)%	(23,909)	(31,424)	(7,515)
CHF	460	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.045)%	—	(1,399)	(1,399)
CHF	230	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ (0.045)%	43,110	45,801	2,691
CHF	965	07/04/35	0.519%(A)	1 Day SARON(2)(A)/ (0.045)%	—	10,831	10,831
CLP	204,850	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 4.750%	—	(2,170)	(2,170)
CNH	10,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.450%	—	(1,143)	(1,143)
CNH	29,130	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	(12)	37,129	37,141
CNH	77,820	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	(78)	93,841	93,919
CNH	10,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	—	23,827	23,827
A51

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest rate swap agreements outstanding at September 30, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	18,060	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	$—	$85,802	$85,802
CNH	2,210	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	—	10,158	10,158
CNH	28,510	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	44,615	109,945	65,330
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	—	23,171	23,171
CNH	54,565	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	247,263	288,813	41,550
CNH	20,450	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	2,349	43,102	40,753
CNH	9,500	11/11/29	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	3,892	(6,931)	(10,823)
CNH	5,200	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	664	(4,133)	(4,797)
CNH	26,455	05/11/30	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	(12,492)	(23,741)	(11,249)
CNH	51,300	06/11/30	1.447%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	—	(64,921)	(64,921)
CZK	18,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.500%	—	(12,906)	(12,906)
DKK	3,300	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.187%	(15,903)	(34,440)	(18,537)
EUR	2,120	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.916%	—	(27,803)	(27,803)
EUR	805	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.916%	—	(401)	(401)
EUR	4,535	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.916%	(112,333)	(138,091)	(25,758)
EUR	4,405	05/11/32	2.600%(A)	1 Day EuroSTR(1)(A)/ 1.916%	(138,333)	(114,378)	23,955
EUR	1,360	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.096%	—	74,316	74,316
EUR	1,958	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 1.916%	—	27,643	27,643
EUR	1,299	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 1.916%	—	14,925	14,925
EUR	450	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 1.916%	—	(7,766)	(7,766)
EUR	3,250	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.916%	82,266	81,179	(1,087)
EUR	975	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.096%	—	(41,498)	(41,498)
EUR	715	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.096%	—	164,266	164,266
EUR	715	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.032%	—	(163,360)	(163,360)
EUR	1,734	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.096%	—	388,627	388,627
EUR	1,734	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.032%	—	(386,661)	(386,661)
EUR	1,390	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.096%	—	(506,973)	(506,973)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.096%	—	192,641	192,641
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.032%	—	(189,774)	(189,774)
EUR	910	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.096%	755	(17,593)	(18,348)
EUR	910	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.032%	(413)	27,222	27,635
EUR	300	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 1.916%	(69,846)	(85,606)	(15,760)
EUR	1,840	05/11/45	2.700%(A)	1 Day EuroSTR(2)(A)/ 1.916%	36,406	(20,567)	(56,973)
EUR	350	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 1.916%	(85,521)	(125,501)	(39,980)
EUR	1,650	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.096%	(1,171)	134,729	135,900
GBP	1,260	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.967%	(46,102)	50,648	96,750
GBP	4,445	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.967%	(61,578)	178,674	240,252
GBP	3,875	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.967%	63,776	284,306	220,530
GBP	700	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 3.967%	(71,894)	(94,486)	(22,592)
GBP	750	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.967%	(57,791)	147,536	205,327
GBP	635	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 3.967%	4,448	146,420	141,972
GBP	1,430	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 3.967%	(251,920)	(376,268)	(124,348)
GBP	485	05/08/35	3.900%(A)	1 Day SONIA(2)(A)/ 3.967%	(11,251)	(12,507)	(1,256)
GBP	150	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 3.967%	(39,162)	(63,140)	(23,978)
GBP	775	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.967%	(40,051)	(52,662)	(12,611)
GBP	250	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 3.967%	31,720	(124,857)	(156,577)
GBP	640	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 3.967%	242,476	351,858	109,382
A52

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest rate swap agreements outstanding at September 30, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	3,240	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.967%	$527,800	$(1,994,611)	$(2,522,411)
GBP	530	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 3.967%	227,097	346,158	119,061
GBP	300	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 3.967%	(169,699)	(222,088)	(52,389)
GBP	215	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/ 3.967%	(745)	(34,313)	(33,568)
HUF	50,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.480%	—	(26,753)	(26,753)
ILS	1,120	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.500%	316	1,305	989
JPY	261,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	1,652	(12,603)	(14,255)
JPY	110,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.477%	8,529	13,549	5,020
JPY	220,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.477%	(6,933)	(10,888)	(3,955)
JPY	252,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.477%	—	16,298	16,298
JPY	550,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(54,167)	(115,438)	(61,271)
JPY	140,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.477%	—	(21,003)	(21,003)
JPY	145,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(21,667)	(43,451)	(21,784)
JPY	60,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(15,957)	(23,590)	(7,633)
JPY	356,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.477%	(2,143)	(168,131)	(165,988)
JPY	200,000	07/08/31	0.800%(A)	1 Day TONAR(2)(A)/ 0.477%	4,159	(31,830)	(35,989)
JPY	75,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ 0.477%	15,314	41,413	26,099
JPY	390,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.477%	(31,736)	(65,031)	(33,295)
JPY	25,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.477%	(7,110)	(15,803)	(8,693)
JPY	515,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ 0.477%	10,804	(442,660)	(453,464)
JPY	55,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.477%	(43,515)	(64,483)	(20,968)
JPY	30,000	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.477%	635	(9,906)	(10,541)
JPY	95,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.477%	(18,233)	(34,935)	(16,702)
JPY	343,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.477%	(8,812)	(531,186)	(522,374)
JPY	110,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.477%	(110,832)	(196,752)	(85,920)
JPY	5,000	07/08/44	0.350%(A)	1 Day TONAR(2)(A)/ 0.477%	(5,938)	(9,368)	(3,430)
JPY	65,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.477%	1,328	(36,487)	(37,815)
JPY	80,000	07/08/45	1.600%(A)	1 Day TONAR(2)(A)/ 0.477%	(27,676)	(46,809)	(19,133)
JPY	40,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(37,506)	(90,448)	(52,942)
JPY	80,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(114,402)	(190,119)	(75,717)
JPY	40,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.477%	2,590	30,200	27,610
JPY	275,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	30,676	(712,919)	(743,595)
JPY	39,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ 0.477%	—	(104,740)	(104,740)
JPY	20,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(10,661)	(53,895)	(43,234)
JPY	45,000	07/08/53	0.450%(A)	1 Day TONAR(1)(A)/ 0.477%	73,770	125,532	51,762
JPY	26,800	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.477%	—	49,869	49,869
JPY	160,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.477%	1,692	(155,709)	(157,401)
JPY	50,000	07/08/55	1.750%(A)	1 Day TONAR(2)(A)/ 0.477%	(49,464)	(51,144)	(1,680)
JPY	55,000	09/01/55	2.485%(A)	1 Day TONAR(2)(A)/ 0.477%	—	3,031	3,031
KRW	300,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	—	3,582	3,582
KRW	2,570,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	—	(106,525)	(106,525)
KRW	507,960	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	(6,484)	10,875	17,359
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	—	5,930	5,930
KRW	1,888,140	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	(2,759)	43,164	45,923
KRW	2,069,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	75,891	55,887	(20,004)
MXN	10,400	12/08/25	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.862%	55	1,501	1,446
MXN	3,065	12/30/25	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.862%	40	339	299
MXN	10,400	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.862%	—	35,204	35,204
MXN	3,065	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.862%	—	5,231	5,231
NOK	1,535	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.230%	—	(21,401)	(21,401)
NZD	540	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 2.788%	—	(23,513)	(23,513)
NZD	485	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.788%	17,329	20,664	3,335
NZD	1,050	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.788%	—	20,492	20,492
A53

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest rate swap agreements outstanding at September 30, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	2,280	05/11/28	4.350%(A)	6 Month WIBOR(2)(S)/ 4.580%	$1,221	$2,699	$1,478
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 4.580%	—	(18,637)	(18,637)
SEK	6,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 1.886%	—	(67,879)	(67,879)
SGD	800	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 1.199%	(1,987)	(15,699)	(13,712)
SGD	280	09/10/35	2.500%(S)	1 Day SORA(2)(S)/ 1.199%	11,584	14,340	2,756
SGD	200	09/15/35	1.680%(S)	1 Day SORA(2)(S)/ 1.199%	—	(1,485)	(1,485)
SGD	425	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 1.199%	—	(3,162)	(3,162)
SGD	290	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 1.199%	—	(1,573)	(1,573)
THB	79,655	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 1.494%	—	(550)	(550)
THB	28,000	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.494%	—	6,571	6,571
THB	10,200	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.494%	—	40,300	40,300
THB	8,920	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.494%	—	33,470	33,470
THB	10,735	09/10/34	2.350%(Q)	1 Day THOR(2)(Q)/ 1.494%	12,443	27,362	14,919
THB	7,600	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.494%	—	15,852	15,852
THB	17,200	09/10/35	2.400%(Q)	1 Day THOR(2)(Q)/ 1.494%	37,682	47,681	9,999
TWD	33,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	7,097	7,097
	5,305	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/ 4.240%	1,849	12,016	10,167
	2,320	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.240%	—	17,696	17,696
	66,855	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(428,876)	(428,876)
	37,970	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 4.240%	—	21,198	21,198
	9,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.240%	1,784	(98,960)	(100,744)
	3,775	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(38,732)	(38,732)
	38,895	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.240%	7,810	653,825	646,015
	2,467	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.240%	—	152,947	152,947
	2,630	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(49,753)	(49,753)
	2,060	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(61,928)	(61,928)
	2,140	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(51,112)	(51,112)
	24,205	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.240%	(25,736)	(740,048)	(714,312)
	980	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(25,855)	(25,855)
	1,940	05/11/30	4.150%(A)	1 Day SOFR(1)(A)/ 4.240%	8,620	(63,105)	(71,725)
	400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(11,268)	(11,268)
	840	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(16,225)	(16,225)
	610	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/ 4.240%	—	11,733	11,733
	780	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(13,733)	(13,733)
	2,825	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.240%	—	(22,554)	(22,554)
	23,280	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.240%	—	45,330	45,330
	1,205	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 4.240%	(50,471)	4,544	55,015
	800	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.240%	(308,922)	(333,857)	(24,935)
	13,595	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.240%	(95,154)	(421,303)	(326,149)
	3,838	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.240%	—	28,869	28,869
	250	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(3,091)	(3,091)
	485	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.240%	(2,739)	(9,034)	(6,295)
	2,980	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.240%	1,360,272	1,366,496	6,224
	735	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.240%	322,226	337,039	14,813
	5,325	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.240%	21,937	150,267	128,330
	17,930	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.240%	262,221	505,968	243,747
	531	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 4.240%	—	29,059	29,059
	12,040	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.240%	93,329	531,832	438,503
	17,745	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.240%	—	435,719	435,719
	940	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.240%	45,883	16,350	(29,533)
	520	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.240%	5,392	36,476	31,084
	790	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.240%	3,560	36,563	33,003
					$1,671,928	$(2,704,785)	$(4,376,713)

A54

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest rate swap agreements outstanding at September 30, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	4,404	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(19,823)	$—	$(19,823)	GSI
BRL	4,404	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	18,026	—	18,026	GSI
CNH	1,300	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	7,627	—	7,627	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	28,660	—	28,660	MSI
CNH	1,200	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	7,106	—	7,106	MSI
MYR	5,400	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	(7,878)	(19)	(7,859)	HSBC
MYR	465	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	3,453	(1)	3,454	MSI
MYR	1,845	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	8,870	—	8,870	JPM
MYR	1,000	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	8,392	(12)	8,404	CITI
MYR	1,500	07/29/35	3.330%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	(3,071)	(1)	(3,070)	JPM
					$51,362	$(33)	$51,395

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 3.940%	BOA	04/01/26	17,057	$(1,867)	$—	$(1,867)
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)/ 3.640%	GSI	12/16/25	(20,468)	247,326	—	247,326
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.320%	JPM	11/06/25	18,655	84,329	—	84,329
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.290%	JPM	11/13/25	2,738	13,688	—	13,688
U.S. Treasury Bond(T)	1 Day USOIS +19.5bps(T)/ 4.285%	CITI	12/12/25	33,300	452,508	—	452,508
					$795,984	$—	$795,984
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A55